Nuveen Municipal Credit Income Fund
Portfolio of Investments January 31, 2024
(Unaudited)
NZF
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 162.3%  (100.0% of Total Investments)
X –
MUNICIPAL BONDS - 157 .8% ( 97 .2 % of Total Investments) X 4,221,811,844
Alabama - 1.3% (0.8% of Total Investments)
$ 15,310 (c) Alabama Corrections Institution Finance Authority, Revenue Bonds, Series
2022A, 5.250%, 7/01/52, (UB)
7/32 at 100.00 $ 16,625,528
8,585 Alabama Private Colleges and University Facilities Authority, Limited
Obligation Bonds, University of Mobile Project, Series 2015A, 6.000%,
9/01/45, 144A
9/25 at 100.00 8,642,219
430 (d) Alabama Special Care Facilities Financing Authority, Birmingham,
Hospital Revenue Bonds, Daughters of Charity National Health System
- Providence Hospital and St. Vincent's Hospital, Series 1995, 5.000%,
11/01/25, (ETM)
3/24 at 100.00 450,987
2,280 (c) Alabama Special Care Facilities Financing Authority, Revenue Bonds,
Ascension Health, Series 2016B, 5.000%, 11/15/46
5/26 at 100.00 2,308,947
2,720 Alabama Special Care Facilities Financing Authority, Revenue Bonds,
Ascension Health, Series 2016C, 5.000%, 11/15/46
5/26 at 100.00 2,754,533
340 Hoover Industrial Development Board, Alabama, Environmental
Improvement Revenue Bonds, United States Steel Corporation Proejcet,
Series 2019, 5.750%, 10/01/49, (AMT)
10/29 at 100.00 350,727
2,945 Jefferson County, Alabama, Sewer Revenue Warrants, Series 2024,
5.500%, 10/01/53, (UB), (WI/DD)
10/33 at 100.00 3,266,717
Total Alabama 34,399,658
Alaska - 0.2% (0.1% of Total Investments)
Alaska Industrial Development and Export Authority, Power Revenue
Bonds, Snettisham Hydroelectric Project, Refunding Series 2015
:
1,000 5.000%, 1/01/31, (AMT) 7/25 at 100.00 1,015,262
2,950 5.000%, 1/01/33, (AMT) 7/25 at 100.00 2,993,730
2,400 5.000%, 1/01/34, (AMT) 7/25 at 100.00 2,435,124
Total Alaska 6,444,116
Arizona - 1.2% (0.8% of Total Investments)
2,820 Arizona Health Facilities Authority, Revenue Bonds, Scottsdale Lincoln
Hospitals Project, Refunding Series 2014A, 5.000%, 12/01/42
12/24 at 100.00 2,827,702
2,131 (e) Cahava Springs Revitalization District, Cave Creek, Arizona, Special
Assessment Bonds, Series 2017A, 7.000%, 7/01/41, 144A
7/27 at 100.00 1,640,888
3,185 Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2015, 5.000%, 7/15/39, 144A
7/25 at 100.00 3,198,249
10,000 Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds,
Senior Lien Series 2017A, 5.000%, 7/01/47, (AMT)
7/27 at 100.00 10,204,613
Phoenix Mesa Gateway Airport Authority, Arizona, Special Facility Revenue
Bonds, Mesa Project, Series 2012
:
400 5.000%, 7/01/27, (AMT) 3/24 at 100.00 400,149
950 5.000%, 7/01/32, (AMT) 3/24 at 100.00 950,418
Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Edkey Charter Schools Project, Series 2016
:
1,790 5.375%, 7/01/46 7/26 at 100.00 1,714,274
2,140 5.500%, 7/01/51 7/26 at 100.00 2,049,127
2,060 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, San Tan Montessori School Project, Series 2017, 6.750%,
2/01/50, 144A
2/28 at 100.00 2,110,522

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NZF
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Arizona (continued)
$ 35 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, The Paideia Academies Project, 2019, 5.125%, 7/01/39
7/25 at 100.00 $ 33,089
Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
Citigroup Energy Inc Prepay Contract Obligations, Series 2007
:
50 5.000%, 12/01/32 No Opt. Call 53,497
7,235 5.000%, 12/01/37 No Opt. Call 7,872,424
Total Arizona 33,054,952
Arkansas - 1.2% (0.7% of Total Investments)
10,055 Arkansas Development Finance Authority, Arkansas, Environmental
Improvement Revenue Bonds, United States Steel Corporation, Green
Series 2022, 5.450%, 9/01/52, (AMT), 144A
9/25 at 105.00 10,221,098
12,410 Arkansas Development Finance Authority, Arkansas, Environmental
Improvement Revenue Bonds, United States Steel Corporation, Green
Series 2023, 5.700%, 5/01/53, (AMT)
5/26 at 105.00 12,802,252
6,000 Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49,
(AMT), 144A
9/26 at 103.00 5,874,754
2,000 Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2020A, 4.750%, 9/01/49,
(AMT), 144A
9/27 at 103.00 1,985,282
Total Arkansas 30,883,386
California - 20.6% (12.7% of Total Investments)
4,225 Alameda Unified School District, Alameda County, California, General
Obligation Bonds, Series 2005B, 0.000%, 8/01/28 - AGM Insured
No Opt. Call 3,672,737
535 Antelope Valley Healthcare District, California, Revenue Bonds, Series
2016A, 5.000%, 3/01/41
3/26 at 100.00 535,990
1,900 Blythe Redevelopment Agency Successor Agency, California, Tax
Allocation Bonds, Redevelopment Project 1, Refunding Series 2015,
5.000%, 5/01/38
11/25 at 100.00 1,936,928
165 Brentwood Infrastructure Financing Authority, California, Infrastructure
Revenue Bonds, Refunding Subordinated Series 2014B, 5.000%, 9/02/36
9/24 at 100.00 166,099
Calexico Unified School District, Imperial County, California, General
Obligation Bonds, Election of 2004 Series 2005B
:
4,070 0.000%, 8/01/32 - FGIC Insured No Opt. Call 3,041,018
6,410 0.000%, 8/01/34 - FGIC Insured No Opt. Call 4,451,796
1,510 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A, 5.000%,
2/01/50, 144A
2/30 at 100.00 1,175,291
1,515 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Verdant at Green Valley Apartments, Series 2019A,
5.000%, 8/01/49, 144A
8/29 at 100.00 1,435,992
1,295 California County Tobacco Securitization Agency, Tobacco Settlement
Asset-Backed Bonds, Golden Gate Tobacco Funding Corporation, Turbo,
Series 2007A, 5.000%, 6/01/36
2/24 at 100.00 1,290,196
22,650 (c) California Health Facilities Financing Authority, Revenue Bonds, City of
Hope National Medical Center, Series 2019, 5.000%, 11/15/49, (UB)
11/26 at 100.00 23,163,861
3,500 California Health Facilities Financing Authority, Revenue Bonds,
CommonSpirit Health, Series 2020A, 4.000%, 4/01/45
4/30 at 100.00 3,445,401
825 California Municipal Finance Authority, Charter School Lease Revenue
Bonds, Santa Rosa Academy Project, Series 2015, 5.375%, 7/01/45, 144A
7/25 at 100.00 827,237

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California (continued)
$ 34,780 California Municipal Finance Authority, Revenue Bonds, Community
Health System, Series 2021A, 4.000%, 2/01/51 - AGM Insured
2/32 at 100.00 $ 33,525,701
22,130 California Municipal Finance Authority, Special Facility Revenue Bonds,
United Airlines, Inc. Los Angeles International Airport Project, Series 2019,
4.000%, 7/15/29, (AMT)
No Opt. Call 22,126,616
2,000 California Pollution Control Financing Authority, Water Furnishing
Revenue Bonds, San Diego County Water Authoriity Desalination Project
Pipeline, Refunding Series 2019, 5.000%, 7/01/39, 144A
1/29 at 100.00 2,064,028
2,000 California School Finance Authority, Charter School Revenue Bonds,
Downtown College Prep - Obligated Group, Series 2016, 5.000%,
6/01/51, 144A
6/26 at 100.00 1,843,407
California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2014A
:
2,500 5.250%, 12/01/44 12/24 at 100.00 2,504,535
16,712 5.500%, 12/01/54 12/24 at 100.00 16,694,833
31,280 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A,
5.250%, 12/01/56, 144A
6/26 at 100.00 31,484,402
22,205 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2018A,
5.500%, 12/01/58, 144A
6/28 at 100.00 22,659,952
11 (e),(f) California Statewide Community Development Authority, Revenue Bonds,
Daughters of Charity Health System, Series 2005A, 5.500%, 7/01/39
1/22 at 100.00 10,811
7 (e),(f) California Statewide Community Development Authority, Revenue Bonds,
Daughters of Charity Health System, Series 2005H, 5.750%, 7/01/25
1/22 at 100.00 7,297
9,955 Capistrano Unified School District, Orange County, California, Special Tax
Bonds, Community Facilities District 98-2, Series 2005, 0.000%, 9/01/31 -
FGIC Insured
No Opt. Call 7,482,930
3,795 Colton Joint Unified School District, San Bernardino County, California,
General Obligation Bonds, Series 2006C, 0.000%, 2/01/37 - FGIC Insured
No Opt. Call 2,372,252
6,215 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Altana Glendale, Series 2021A-2, 4.000%, 10/01/56,
144A
10/31 at 100.00 4,656,639
CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Monterrey Station Apartments, Senior Lien Series
2021A-1
:
2,330 3.000%, 7/01/43, 144A 7/32 at 100.00 1,801,614
10,145 3.125%, 7/01/56, 144A 7/32 at 100.00 6,754,797
3,005 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Senior Lien
Series 2021A-1, 3.000%, 6/01/47, 144A
6/31 at 100.00 2,196,021
21,855 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Senior Lien
Series 2021A-2, 3.125%, 6/01/57, 144A
6/31 at 100.00 14,304,104
15,120 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Senior Lien Series 2021A-1,
3.000%, 12/01/49
6/32 at 100.00 10,159,973
1,320 Davis, California, Special Tax Bonds, Community Facilities District 2015-1
Series 2015, 5.000%, 9/01/40
9/25 at 100.00 1,338,647
2,510 Folsom Cordova Unified School District, Sacramento County, California,
General Obligation Bonds, School Facilities Improvement District 1, Series
2004B, 0.000%, 10/01/28 - NPFG Insured
No Opt. Call 2,184,934

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NZF
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California (continued)
$ 3,360 Folsom Cordova Unified School District, Sacramento County, California,
General Obligation Bonds, School Facilities Improvement District 2, Series
2002A, 0.000%, 7/01/27 - NPFG Insured
No Opt. Call $ 3,017,616
3,725 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Senior Lien Series 2015A, 0.000%, 1/15/34 -
AGM Insured
No Opt. Call 2,641,475
3,000 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Series 2013A, 5.800%, 1/15/26
No Opt. Call 3,160,015
4,505 Foothill-De Anza Community College District, Santa Clara County,
California, Election of 1999 General Obligation Bonds, Series A, 0.000%,
8/01/30 - NPFG Insured
No Opt. Call 3,769,594
2,315 Gateway Unified School District, California, General Obligation Bonds,
Series 2004B, 0.000%, 8/01/32 - FGIC Insured
No Opt. Call 1,778,100
3,170 (d) Golden State Tobacco Securitization Corporation, California, Enhanced
Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A, 0.000%,
6/01/26 - AGM Insured, (ETM)
No Opt. Call 2,966,874
Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Tender Option Bond Trust 2015-XF1038
:
1,250 (c) 4.564%, 6/01/40, 144A, (IF) 6/25 at 100.00 1,395,734
2,445 (c),(d) 4.565%, 6/01/40, (Pre-refunded 6/01/25), 144A, (IF) 6/25 at 100.00 2,729,910
15,000 Grossmont Healthcare District, California, General Obligation Bonds,
Refunding Series 2015D, 4.000%, 7/15/40
7/25 at 100.00 15,022,533
3,190 Hillsborough City School District, San Mateo County, California, General
Obligation Bonds, Series 2006B, 0.000%, 9/01/27
No Opt. Call 2,863,162
5,000 Huntington Beach Union High School District, Orange County, California,
General Obligation Bonds, Series 2005, 0.000%, 8/01/31 - NPFG Insured
No Opt. Call 3,959,246
2,500 Huntington Beach Union High School District, Orange County, California,
General Obligation Bonds, Series 2007, 0.000%, 8/01/32 - FGIC Insured
No Opt. Call 1,910,580
10,000 (c) Irvine Facilities Financing Authority, California, Special Tax Revenue
Bonds, Great Park Infrastructure Project Series 2023A, 4.000%, 9/01/58 -
BAM Insured, (UB)
9/33 at 100.00 10,026,350
225 (g) Long Beach Bond Finance Authority, California, Natural Gas Purchase
Revenue Bonds, Series 2007B, 5.230%, 11/15/27 (TSFR3M*0.67%
reference rate + 1.450% spread)
No Opt. Call 223,445
12,000 (c) Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Senior Lien Series 2015D, 5.000%, 5/15/41,
(AMT), (UB)
5/25 at 100.00 12,104,240
2,155 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Senior Series 2022H, 5.000%, 5/15/42,
(AMT)
11/31 at 100.00 2,323,369
Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2021D
:
4,930 4.000%, 5/15/46, (AMT) 11/31 at 100.00 4,803,776
70 (d) 4.000%, 5/15/46, (Pre-refunded 11/15/31), (AMT) 11/31 at 100.00 74,549
2,000 (d) Martinez Unified School District, Contra Costa County, California, General
Obligation Bonds, Series 2011, 5.875%, 8/01/31, (Pre-refunded 8/01/24)
8/24 at 100.00 2,029,564
1,000 (d) Mendocino-Lake Community College District, Mendocino and Lake
Counties, California, General Obligation Bonds, Election 2006, Series
2011B, 5.600%, 8/01/31, (Pre-refunded 8/01/26) - AGM Insured
8/26 at 100.00 1,074,399
10,000 Milpitas Municipal Financing Authority, California, Wastewater Revenue
Bonds, Series 2019, 4.000%, 11/01/49
11/29 at 100.00 10,094,921

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California (continued)
$ 2,335 Morongo Band of Mission Indians, California, Enterprise Revenue Bonds,
Series 2018A, 5.000%, 10/01/42, 144A
10/28 at 100.00 $ 2,341,570
Mount San Antonio Community College District, Los Angeles County,
California, General Obligation Bonds, Election of 2008, Series 2013A
:
1,030 5.875%, 8/01/28 2/28 at 100.00 1,170,986
2,320 (h) 0.000%, 8/01/43 8/35 at 100.00 2,303,748
5,420 M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay
Contracts, Series 2009B, 6.500%, 11/01/39
No Opt. Call 7,029,664
M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay
Contracts, Series 2009C
:
2,700 7.000%, 11/01/34 No Opt. Call 3,449,578
2,200 6.500%, 11/01/39 No Opt. Call 2,853,369
North Orange County Community College District, California, General
Obligation Bonds, Election of 2002 Series 2003B
:
7,735 0.000%, 8/01/25 - FGIC Insured No Opt. Call 7,371,939
4,180 0.000%, 8/01/26 - FGIC Insured No Opt. Call 3,863,068
10,885 Norwalk La Mirada Unified School District, Los Angeles County, California,
General Obligation Bonds, Election 2002 Series 2005B, 0.000%, 8/01/25
- FGIC Insured
No Opt. Call 10,381,733
7,750 Oxnard Union High School District, Ventura County, California, General
Obligation Bonds, Election 2018 Series 2022C, 4.000%, 8/01/47
8/30 at 100.00 7,845,246
6,000 Palomar Pomerado Health, California, General Obligation Bonds, Capital
Appreciation, Election of 2004, Series 2007A, 0.000%, 8/01/24 - NPFG
Insured
No Opt. Call 5,899,246
12,210 Palomar Pomerado Health, California, General Obligation Bonds,
Convertible Capital Appreciation, Election 2004 Series 2010A, 6.750%,
8/01/40
8/30 at 100.00 14,201,021
5,000 Palomar Pomerado Health, California, General Obligation Bonds, Series
2009A, 7.000%, 8/01/38 - AGC Insured
8/29 at 100.00 5,833,764
3,200 Redlands Unified School District, San Bernardino County, California,
General Obligation Bonds, Series 2003, 0.000%, 7/01/27 - AGM Insured
No Opt. Call 2,840,344
2,755 Sacramento City Unified School District, Sacramento County, California,
General Obligation Bonds, Series 2007, 0.000%, 7/01/25 - AGM Insured
No Opt. Call 2,640,198
22,345 San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, International Senior Series 2023B, 5.250%, 7/01/58, (AMT)
7/33 at 100.00 24,015,597
6,500 San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, Senior Series 2023A, 5.000%, 7/01/58
7/33 at 100.00 7,179,205
2,750 San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, Subordinate Series 2017A, 5.000%, 7/01/47, (AMT)
7/27 at 100.00 2,794,056
2,360 San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, Subordinate Series 2021B, 5.000%, 7/01/51, (AMT)
7/31 at 100.00 2,453,930
6,650 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Refunding Second Series 2019A, 5.000%,
5/01/44, (AMT)
5/29 at 100.00 6,927,900
9,000 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2014A, 5.000%, 5/01/44,
(AMT)
5/24 at 100.00 9,000,497
San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2018D
:
25,670 5.000%, 5/01/43, (AMT) 5/28 at 100.00 26,335,477
33,485 (c) 5.000%, 5/01/48, (AMT), (UB) 5/28 at 100.00 34,211,400

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NZF
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California (continued)
$ 5,000 San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Refunding Senior Lien Toll Road Revenue Bonds, Series 2021A,
4.000%, 1/15/50
1/32 at 100.00 $ 5,009,021
2,700 San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Toll Road Revenue Bonds, Refunding Junior Lien Series 2014B,
5.250%, 1/15/44
1/25 at 100.00 2,736,866
San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2014A
:
6,630 (d) 5.000%, 1/15/44, (Pre-refunded 1/15/25) 1/25 at 100.00 6,761,307
3,160 (d) 5.000%, 1/15/50, (Pre-refunded 1/15/25) 1/25 at 100.00 3,222,584
5,760 San Ysidro School District, San Diego County, California, General
Obligation Bonds, Refunding Series 2015, 0.000%, 8/01/45
8/25 at 34.92 1,879,758
Silicon Valley Tobacco Securitization Authority, California, Tobacco
Settlement Asset-Backed Bonds, Santa Clara County Tobacco
Securitization Corporation, Series 2007A
:
7,500 0.000%, 6/01/36 3/24 at 50.71 3,829,321
37,555 0.000%, 6/01/47 3/24 at 27.08 10,120,205
1,800 Walnut Valley Unified School District, Los Angeles County, California,
General Obligation Bonds, Election 2000 Series 2003D, 0.000%, 8/01/27
- FGIC Insured
No Opt. Call 1,611,269
4,005 Wiseburn School District, Los Angeles County, California, General
Obligation Bonds, Series 2011B, 7.300%, 8/01/36 - AGM Insured
8/31 at 100.00 4,492,121
Total California 551,891,479
Colorado - 8.0% (4.9% of Total Investments)
1,101 Base Village Metropolitan District 2, Colorado, General Obligation Bonds,
Refunding Series 2016A, 5.500%, 12/01/36
3/24 at 101.00 1,105,545
Canyons Metropolitan District 5, Douglas County, Colorado, Limited
Tax General Obligation and Special Revenue Bonds, Refunding &
Improvement Series 2017A
:
775 6.000%, 12/01/37 3/24 at 102.00 775,911
2,320 6.125%, 12/01/47 3/24 at 102.00 2,324,466
685 Canyons Metropolitan District 6, Douglas County, Colorado, Limited
Tax General Obligation and Special Revenue Bonds, Refunding &
Improvement Series 2017A, 6.125%, 12/01/47
3/24 at 102.00 685,498
Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Refunding & Improvement Series 2017
:
770 5.000%, 12/01/37, 144A 3/24 at 102.00 754,476
2,210 5.000%, 12/01/47, 144A 3/24 at 102.00 2,042,971
859 Cherry Creek Corporate Center Metropolitan District, Arapahoe County,
Colorado, Revenue Bonds, Refunding Senior Lien Series 2015A, 5.000%,
6/01/37
12/25 at 100.00 851,708
2,820 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-1, 4.000%, 8/01/38
8/29 at 100.00 2,793,412
Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
:
5,500 5.000%, 8/01/34 8/29 at 100.00 5,956,624
1,105 5.000%, 8/01/37 8/29 at 100.00 1,176,595
1,105 5.000%, 8/01/38 8/29 at 100.00 1,171,247
5,035 5.000%, 8/01/39 8/29 at 100.00 5,318,774
28,345 5.000%, 8/01/44 8/29 at 100.00 29,329,070
820 4.000%, 8/01/49 8/29 at 100.00 773,746

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2022A
:
$ 5,000 5.500%, 11/01/47 11/32 at 100.00 $ 5,458,544
8,300 (c) 5.250%, 11/01/52, (UB) 11/32 at 100.00 8,799,707
2,100 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Craig
Hospital Project, Series 2012, 4.000%, 12/01/42
3/24 at 100.00 2,099,903
3,655 (d) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Evangelical Lutheran Good Samaritan Society Project, Series 2013A,
5.000%, 6/01/45, (Pre-refunded 6/01/25)
6/25 at 100.00 3,739,820
2,105 Colorado International Center Metropolitan District 14, Denver, Colorado,
Limited Tax General Obligation Bonds, Refunding & Improvement Series
2018, 5.875%, 12/01/46
3/24 at 103.00 2,106,746
Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2018A
:
5,860 4.000%, 12/01/43, (AMT) 12/28 at 100.00 5,677,293
35,500 (c) 5.250%, 12/01/43, (AMT), (UB) 12/28 at 100.00 37,185,686
10,695 (c) 5.000%, 12/01/48, (AMT), (UB) 12/28 at 100.00 10,955,801
13,965 (c) 5.250%, 12/01/48, (AMT), (UB) 12/28 at 100.00 14,498,875
Denver Urban Renewal Authority, Colorado, Tax Increment Revenue
Bonds, 9th and Colorado Urban Redevelopement Area, Series 2018A
:
1,205 5.250%, 12/01/39, 144A 3/24 at 103.00 1,219,695
350 5.250%, 12/01/39, 144A 3/24 at 103.00 354,268
10,000 E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Capital
Appreciation Series 2010A, 0.000%, 9/01/41
No Opt. Call 4,947,299
8,845 E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series
1997B, 0.000%, 9/01/26 - NPFG Insured
No Opt. Call 8,164,640
E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series
2000B
:
7,550 0.000%, 9/01/29 - NPFG Insured No Opt. Call 6,354,893
11,100 0.000%, 9/01/31 - NPFG Insured No Opt. Call 8,723,388
10,000 0.000%, 9/01/32 - NPFG Insured No Opt. Call 7,577,751
4,000 E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Refunding
Series 2006B, 0.000%, 9/01/39 - NPFG Insured
9/26 at 52.09 1,879,415
Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue
Bonds, Series 2014
:
1,125 5.750%, 12/01/30 12/24 at 100.00 1,124,239
1,000 6.000%, 12/01/38 12/24 at 100.00 964,427
825 North Range Metropolitan District 2, Adams County, Colorado ,
Limited Tax General Obligation Bonds, Refunding Special Revenue &
Improvement Series 2017A, 5.750%, 12/01/47
3/24 at 102.00 832,236
4,945 Overlook Park Metropolitan District, Routt County, Colorado, General
Obligation Bonds, Limited Tax Senior Series 2023A, 7.250%, 12/01/53
6/28 at 103.00 5,004,888
4,310 Painted Prairie Public Improvement Authority, Aurora, Colorado, Special
Revenue Bonds, Series 2019, 5.000%, 12/01/39
12/24 at 103.00 4,189,576
490 (d) Parker Automotive Metropolitan District (In the Town of Parker, Colorado),
General Obligation Bonds, Refunding Series 2016, 5.000%, 12/01/45,
(Pre-refunded 12/01/26)
12/26 at 100.00 515,206
Public Authority for Colorado Energy, Natural Gas Purchase Revenue
Bonds,  Colorado Springs Utilities, Series 2008
:
475 6.250%, 11/15/28 No Opt. Call 505,321
4,030 6.500%, 11/15/38 No Opt. Call 5,078,033

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NZF
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
$ 934 Reserve Metropolitan District 2, Mount Crested Butte, Colorado, Limited
Tax General Obligation Bonds, Refunding Series 2016A, 5.000%,
12/01/45
12/26 at 100.00 $ 887,507
55 Water Valley Metropolitan District 1, Colorado, General Obligation Bonds,
Refunding Series 2016, 5.250%, 12/01/40
12/26 at 100.00 55,095
105 Water Valley Metropolitan District 2, Windsor, Colorado, General
Obligation Bonds, Refunding Series 2016, 5.250%, 12/01/40
12/26 at 100.00 105,511
West Meadow Metropolitan District, Town of Fraser, Grand County,
Colorado, Limited Tax General Obligation Bonds, Senior Series 2023A
:
1,000 6.000%, 12/01/38, 144A 12/28 at 103.00 1,037,605
1,000 6.500%, 12/01/50, 144A 12/28 at 103.00 1,042,080
7,320 Windy Gap Firming Project Water Activity Enterprise, Colorado, Senior
Revenue Bonds, Series 2021, 5.000%, 7/15/51
7/31 at 100.00 7,858,696
Total Colorado 214,004,187
Connecticut - 0.2% (0.1% of Total Investments)
6,345 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Fairfield University, Series 2022U, 4.000%, 7/01/52
7/32 at 100.00 6,100,401
Total Connecticut 6,100,401
District of Columbia - 0.4% (0.3% of Total Investments)
5,000 District of Columbia, Income Tax Secured Revenue Bonds, Series 2019A,
4.000%, 3/01/39
9/29 at 100.00 5,121,056
10,000 Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Second Senior Lien Series 2009B, 0.000%, 10/01/37 - AGC
Insured
No Opt. Call 5,707,834
Total District of Columbia 10,828,890
Florida - 9.0% (5.6% of Total Investments)
Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay
Haven Charter Academy, Inc. Project, Series 2013A
:
1,005 5.000%, 9/01/43 3/24 at 100.00 1,005,583
865 5.000%, 9/01/45 3/24 at 100.00 865,458
615 Belmont Community Development District, Florida, Capital Improvement
Revenue Bonds, Series 2016A, 5.375%, 11/01/36
11/27 at 100.00 626,168
665 Bexley Community Development District, Pasco County, Florida, Special
Assessment Revenue Bonds, Series 2016, 4.700%, 5/01/36
5/26 at 100.00 660,830
935 Bonterra Community Development District, Hialeah, Florida, Special
Assessment Bonds, Assessment Area 2 Project, Series 2016, 4.500%,
5/01/34
5/27 at 100.00 925,994
Brevard County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Health First Obligated Group, Series 2022A
:
3,315 5.000%, 4/01/41 4/32 at 100.00 3,622,767
3,000 5.000%, 4/01/47 4/32 at 100.00 3,189,154
4,390 Capital Trust Agency, Florida, Multifamily Housing Revenue Bonds, The
Gardens Apartments Project, Series 2015A, 5.000%, 7/01/50
7/25 at 100.00 3,112,529
325 Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter
School Project, Series 2019A, 5.000%, 6/15/39, 144A
6/26 at 100.00 319,847
150 Charlotte County Industrial Development Authority, Florida, Utility System
Revenue Bonds, Town & Country Utilities Project, Series 2019, 5.000%,
10/01/49, (AMT), 144A
10/27 at 100.00 146,284

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
Creekside at Twin Creeks Community Development District, Florida,
Special Assessment Bonds, Area 1 Project, Series 2016A-1
:
$ 120 5.250%, 11/01/37 11/28 at 100.00 $ 122,117
155 5.600%, 11/01/46 11/28 at 100.00 157,446
Downtown Doral Community Development District, Florida, Special
Assessment Bonds, Series 2015
:
555 5.250%, 5/01/35 5/26 at 100.00 560,797
615 5.300%, 5/01/36 5/26 at 100.00 621,820
955 5.500%, 5/01/45 5/26 at 100.00 961,246
1,305 5.500%, 5/01/46 5/26 at 100.00 1,312,585
Escambia County Health Facilities Authority, Florida, Health Care Facilities
Revenue Bonds, Baptist Health Care Corporation Obligated, Series
2020A
:
12,505 4.000%, 8/15/45 2/30 at 100.00 11,400,990
6,515 4.000%, 8/15/50 2/30 at 100.00 5,699,323
Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Downtown Doral Charter Upper School Project, Series 2017C
:
1,115 5.650%, 7/01/37, 144A 7/27 at 101.00 1,135,825
3,385 5.750%, 7/01/47, 144A 7/27 at 101.00 3,384,804
Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Florida Charter Foundation Inc. Projects, Series 2016A
:
1,420 4.750%, 7/15/36, 144A 7/26 at 100.00 1,370,756
1,465 5.000%, 7/15/46, 144A 7/26 at 100.00 1,351,655
Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Pepin Academies Inc., Series 2016A
:
1,000 5.000%, 7/01/36 7/26 at 100.00 972,033
6,785 5.125%, 7/01/46 7/26 at 100.00 6,065,819
Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Renaissance Charter School Income Projects, Series 2015A
:
900 6.000%, 6/15/35, 144A 6/25 at 100.00 911,469
560 6.125%, 6/15/46, 144A 6/25 at 100.00 563,852
120 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Renaissance Charter School, Inc. Projects, Series 2020C, 5.000%,
9/15/40, 144A
9/27 at 100.00 111,045
Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, The Florida Charter Educational Foundation Inc. Projects, Series
2016A
:
1,015 6.250%, 6/15/36, 144A 6/26 at 100.00 1,039,985
2,475 6.375%, 6/15/46, 144A 6/26 at 100.00 2,511,877
26,600 Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Brightline Passenger Rail Project, Green Series
2019B, 7.375%, 1/01/49, (AMT), 144A
3/24 at 107.00 27,067,107
16,155 Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Brightline Passenger Rail Project, Series 2019A-2,
6.250%, 1/01/49, (AMT), (Mandatory Put 12/18/24), 144A
3/24 at 100.00 16,154,606
Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project, Series
2019A
:
10,000 6.375%, 1/01/49, (AMT), (Mandatory Put 1/01/26), 144A 3/24 at 101.00 9,948,829
14,210 6.500%, 1/01/49, (AMT), (Mandatory Put 1/01/29), 144A 3/24 at 101.00 14,056,595
25,000 Florida Development Finance Corporation, Revenue Bonds, Brightline
Passenger Rail Expansion Project, Series 2023C, 8.000%, 7/01/57, (AMT),
(Mandatory Put 4/01/24), 144A
3/24 at 106.00 25,970,103

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NZF
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 3,380 Fort Myers, Florida, Utility System Revenue Bonds, Refunding Series
2019A, 4.000%, 10/01/49
10/28 at 100.00 $ 3,294,817
320 Grand Bay at Doral Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, South Parcel Assessment Area
Project, Series 2016, 4.750%, 5/01/36
5/26 at 100.00 320,063
Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue
Bonds, Series 2019A
:
5,000 4.000%, 10/01/39, (AMT) 10/29 at 100.00 5,005,146
4,230 4.000%, 10/01/49, (AMT) 10/29 at 100.00 4,030,574
4,500 Greater Orlando Aviation Authority, Florida, Orlando Airport Facilities
Revenue Bonds, Priority Subordinated Series 2017A, 5.000%, 10/01/42,
(AMT)
10/27 at 100.00 4,611,731
6,845 Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa
International Airport, Alternative Minimum Tax Refunding Subordinate
Lien Series 2022A, 4.000%, 10/01/52, (AMT)
10/31 at 100.00 6,427,742
12,410 Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa
International Airport, Series 2018E, 5.000%, 10/01/48, (AMT)
10/28 at 100.00 12,755,838
1,750 (d) Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa
International Airport, Subordinate Lien Series 2015B, 5.000%, 10/01/40,
(Pre-refunded 10/01/24), (AMT)
10/24 at 100.00 1,767,227
7,665 Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series
2019A, 5.000%, 10/01/49, (AMT)
10/29 at 100.00 7,890,968
2,140 Northern Palm Beach County Improvement District, Florida, Water Control
and Improvement Bonds, Development Unit 53, Series 2015, 5.350%,
8/01/35
8/26 at 100.00 2,179,870
6,495 Orange County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Orlando Health Obligated Group, Inc., Series 2022, 4.000%,
10/01/52
4/32 at 100.00 6,311,009
7,500 Orange County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Orlando Health, Inc., Series 2019A, 5.000%, 10/01/47
4/29 at 100.00 7,807,087
500 Palm Beach County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Jupiter Medical Center, Series 2022, 5.000%, 11/01/52
11/32 at 100.00 512,608
Palm Beach County, Florida, Revenue Bonds, Provident Group - PBAU
Properties LLC - Palm Beach Atlantic University Housing Project, Series
2019A
:
1,950 5.000%, 4/01/39, 144A 4/29 at 100.00 1,952,504
5,225 5.000%, 4/01/51, 144A 4/29 at 100.00 5,022,091
545 Reunion West Community Development District, Florida, Special
Assessment Bonds, Area 3 Project, Series 2016, 5.000%, 11/01/46
11/26 at 100.00 544,842
Six Mile Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2, Series 2016
:
110 4.750%, 11/01/28 11/27 at 100.00 111,417
265 5.375%, 11/01/36 11/27 at 100.00 269,966
10,075 South Broward Hospital District, Florida, Hospital Revenue Bonds, South
Broward Hospital District Obligated Group, Refunding Series 2016A,
4.000%, 5/01/44
5/26 at 100.00 9,845,388
South Village Community Development District, Clay County, Florida,
Capital Improvement Revenue Bonds, Refunding Series 2016A2
:
85 4.350%, 5/01/26 No Opt. Call 85,099
100 4.875%, 5/01/35 5/26 at 100.00 100,451

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 1,350 Sumter County Industrial Development Authority, Florida, Hospital
Revenue Bonds, Central Florida Health Alliance Projects, Series 2014A,
5.125%, 7/01/34
3/24 at 100.00 $ 1,351,783
Tallahassee, Florida, Health Facilities Revenue Bonds, Tallahassee
Memorial HealthCare Inc. Project, Refunding Series 2015A
:
1,000 5.000%, 12/01/40 6/25 at 100.00 1,006,379
7,780 (c) 5.000%, 12/01/44, (UB) 6/25 at 100.00 7,804,755
2,600 (c) Tallahassee, Florida, Health Facilities Revenue Bonds, Tallahassee
Memorial HealthCare Inc. Project, Series 2016A, 5.000%, 12/01/55, (UB)
12/25 at 100.00 2,603,134
395 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2015-2, 6.610%, 5/01/40
3/24 at 100.00 376,535
430 (e) Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2015-3, 6.610%, 5/01/40
3/24 at 100.00 4
300 Union Park Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2016A-1, 5.375%, 11/01/37
11/27 at 100.00 305,211
Total Florida 242,221,537
Georgia - 2.7% (1.7% of Total Investments)
285 (e) Atlanta Development Authority, Georgia, Senior Health Care Facilities
Revenue Bonds, Georgia Proton Treatment Center Project, Current
Interest Series 2017A-1, 6.500%, 1/01/29
1/28 at 100.00 128,250
1,205 Atlanta Urban Residential Finance Authority, Georgia, Multifamily Housing
Revenue Bonds, Testletree Village Apartments, Series 2013A, 4.500%,
11/01/35
3/24 at 100.00 952,307
2,030 Atlanta, Georgia, General Obligation Bonds, Public Improvement Social
Series 2022A-1, 5.000%, 12/01/41
12/32 at 100.00 2,308,518
725 Atlanta, Georgia, Tax Allocation Bonds, Perry Bolton Project Series 2014,
5.000%, 7/01/41
3/24 at 100.00 725,519
Bainbridge, Georgia, Combined Utilities Revenue Bonds, Series 2021
:
2,875 4.000%, 12/01/46 - BAM Insured 12/31 at 100.00 2,854,730
5,000 4.000%, 12/01/51 - BAM Insured 12/31 at 100.00 4,953,971
4,245 Brookhaven Development Authority, Georgia, Revenue Bonds, Children's
Healthcare of Atlanta, Inc. Project, Series 2019A, 4.000%, 7/01/49
7/29 at 100.00 4,157,950
1,250 Burke County Development Authority, Georgia, Pollution Control Revenue
Bonds, Oglethorpe Power Corporation Vogtle Project, Series 2017C,
4.125%, 11/01/45
2/28 at 100.00 1,184,778
1,250 Burke County Development Authority, Georgia, Pollution Control Revenue
Bonds, Oglethorpe Power Corporation Vogtle Project, Series 2017D,
4.125%, 11/01/45
2/28 at 100.00 1,184,778
1,925 (c) Carroll City-County Hospital Authority, Georgia, Revenue Anticipation
Certificates, Tanner Medical Center Inc. Project, Series 2020, 4.000%,
7/01/50
7/30 at 100.00 1,851,272
5 Cherokee County Water and Sewerage Authority, Georgia, Revenue
Bonds, Series 2001, 5.000%, 8/01/35 - AGM Insured
3/24 at 100.00 5,007
2,460 Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue
Bonds, Refunding Series 1993, 5.625%, 10/01/26 - NPFG Insured
No Opt. Call 2,553,243
8,200 Columbia County Hospital Authority, Georgia, Revenue Anticipation
Certificates, WellStar Health System, Inc. Project, Series 2023B, 5.125%,
4/01/53
4/33 at 100.00 8,790,447
1,760 Crisp County Hospital Authority, Georgia, Revenue Anticipation
Certificates, Crisp County Hospital Project, Series 2021, 4.000%, 7/01/46
7/31 at 100.00 1,694,721

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NZF
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Georgia (continued)
$ 1,000 Dalton, Georgia, Combined Utilities Revenue Bonds, Series 2020, 4.000%,
3/01/40
3/30 at 100.00 $ 1,005,562
1,340 Douglas County Development Authority, Georgia, Charter School
Revenue Bonds, Brighten Academy Project, Series 2013B, 7.000%,
10/01/43
3/24 at 100.00 1,340,311
3,485 Fulton County Development Authority, Georgia, Revenue Bonds,
Piedmont Healthcare, Inc. Project, Series 2014A, 5.000%, 7/01/44
7/24 at 100.00 3,494,868
2,500 Fulton County Development Authority, Georgia, Revenue Bonds,
Piedmont Healthcare, Inc. Project, Series 2019A, 4.000%, 7/01/49 - BAM
Insured
7/29 at 100.00 2,452,595
3,000 (d) Gainesville and Hall County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Northeast Georgia Health Services Inc., Series
2014A, 5.500%, 8/15/54, (Pre-refunded 2/15/25)
2/25 at 100.00 3,075,545
3,020 Georgia Local Governments, Certificates of Participation, Georgia
Municipal Association, Series 1998A, 4.750%, 6/01/28 - NPFG Insured
No Opt. Call 3,120,855
Georgia Ports Authority, Revenue Bonds, Series 2021
:
4,500 4.000%, 7/01/46 7/31 at 100.00 4,535,160
3,000 4.000%, 7/01/51 7/31 at 100.00 2,967,756
840 Macon-Bibb County Urban Development Authority, Georgia, Revenue
Bonds, Academy for Classical Education, Series 2017, 5.875%, 6/15/47,
144A
6/27 at 100.00 854,923
260 Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series
2007A, 5.500%, 9/15/26
No Opt. Call 269,334
1,070 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2019A, 5.000%, 5/15/43
5/29 at 100.00 1,100,752
3,000 Marietta Development Authority, Georgia, University Facilities Revenue
Bonds, Life University, Inc. Project, Refunding Series 2017A, 5.000%,
11/01/47, 144A
11/27 at 100.00 2,721,063
3,325 Monroe, Georgia, Combined Utilities Revenue Bonds, Series 2020,
4.000%, 12/01/45 - AGM Insured
12/30 at 100.00 3,299,305
3,700 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project J
Bonds, Series 2015A, 5.500%, 7/01/60
7/25 at 100.00 3,732,493
3,000 Private Colleges and Universities Authority, Georgia, Revenue Bonds,
Emory University, Refunding Series 2013A, 5.000%, 10/01/43
2/24 at 100.00 3,000,630
3,000 (d) Private Colleges and Universities Authority, Georgia, Revenue Bonds,
Savannah College of Art & Design Projects, Series 2014, 5.000%, 4/01/44,
(Pre-refunded 4/01/24)
4/24 at 100.00 3,008,717
Total Georgia 73,325,360
Guam - 0.1% (0.0% of Total Investments)
1,805 Government of Guam, Business Privilege Tax Bonds, Refunding Series
2015D, 5.000%, 11/15/39
11/25 at 100.00 1,827,665
Total Guam 1,827,665
Hawaii - 0.1% (0.1% of Total Investments)
1,175 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaii Pacific University, Series 2013A, 6.625%, 7/01/33, 144A
3/24 at 100.00 1,176,329
2,320 Hawaii State, Airport System Revenue Bonds, Series 2015A, 5.000%,
7/01/41, (AMT)
7/25 at 100.00 2,332,682
Total Hawaii 3,509,011

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Idaho - 0.1% (0.0% of Total Investments)
$ 1,175 Idaho Health Facilities Authority, Revenue Bonds, Madison Memorial
Hospital Project, Refunding Series 2016, 5.000%, 9/01/37
9/26 at 100.00 $ 1,185,797
595 Idaho Water Resource Board, Water Resource Loan Program Revenue,
Ground Water Rights Mitigation Series 2012A, 5.000%, 9/01/32
3/24 at 100.00 595,453
Total Idaho 1,781,250
Illinois - 22.5% (13.9% of Total Investments)
55,000 Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2016, 6.000%, 4/01/46
4/27 at 100.00 57,464,132
2,255 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Project Series 2015C, 5.250%, 12/01/35
12/24 at 100.00 2,257,288
15,500 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2012B, 5.000%, 12/01/33
3/24 at 100.00 15,500,265
8,400 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Refunding Series 2017B, 7.000%, 12/01/42, 144A
12/27 at 100.00 9,182,059
Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016A
:
1,800 7.000%, 12/01/26 12/25 at 100.00 1,897,206
51,780 7.000%, 12/01/44 12/25 at 100.00 54,081,600
1,335 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016B, 6.500%, 12/01/46
12/26 at 100.00 1,399,736
6,210 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2017A, 7.000%, 12/01/46, 144A
12/27 at 100.00 6,741,371
450 Chicago Board of Education, Illinois, General Obligation Bonds, Series
1999A, 0.000%, 12/01/26 - NPFG Insured
No Opt. Call 404,407
Chicago Board of Education, Illinois, Unlimited Tax General Obligation
Bonds, Dedicated Tax Revenues, Series 1998B-1
:
1,715 0.000%, 12/01/26 - NPFG Insured No Opt. Call 1,541,240
1,000 0.000%, 12/01/27 - NPFG Insured No Opt. Call 864,637
1,765 0.000%, 12/01/30 - NPFG Insured No Opt. Call 1,345,120
Chicago Board of Education, Illinois, Unlimited Tax General Obligation
Bonds, Dedicated Tax Revenues, Series 1999A
:
2,585 0.000%, 12/01/27 - NPFG Insured No Opt. Call 2,235,086
8,565 0.000%, 12/01/31 - NPFG Insured No Opt. Call 6,244,634
20,155 (c) Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Second Lien Series 2017, 5.000%, 12/01/51, (UB)
12/26 at 100.00 20,417,918
2,430 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Second Lien Series 2020A, 5.000%, 12/01/45
12/29 at 100.00 2,534,575
6,000 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds,
Second Lien Series 2022A, 5.000%, 12/01/57
12/31 at 100.00 6,185,259
Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999
:
25,755 0.000%, 1/01/29 - NPFG Insured No Opt. Call 21,242,538
8,765 0.000%, 1/01/34 - FGIC Insured No Opt. Call 5,825,590
17,310 0.000%, 1/01/37 - FGIC Insured No Opt. Call 9,794,199
Chicago, Illinois, General Obligation Bonds, Neighborhoods Alive 21
Program, Series 2002B
:
670 5.500%, 1/01/31 1/25 at 100.00 678,749
1,000 5.500%, 1/01/33 1/25 at 100.00 1,012,886
13,205 Chicago, Illinois, General Obligation Bonds, Project & Refunding Series
2017A, 6.000%, 1/01/38
1/27 at 100.00 13,834,919

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NZF
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois (continued)
$ 2,000 Chicago, Illinois, General Obligation Bonds, Project and Refunding Series
2005D, 5.500%, 1/01/40
1/25 at 100.00 $ 2,012,262
Chicago, Illinois, General Obligation Bonds, Refunding Series 2007E
:
10,115 5.500%, 1/01/35 1/25 at 100.00 10,233,598
5,890 5.500%, 1/01/42 1/25 at 100.00 5,920,689
Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C
:
350 5.000%, 1/01/29 1/26 at 100.00 357,160
765 5.000%, 1/01/35 1/26 at 100.00 774,213
1,610 Chicago, Illinois, General Obligation Bonds, Series 1999, 0.000%, 1/01/30 No Opt. Call 1,292,146
Chicago, Illinois, General Obligation Bonds, Series 2015A
:
1,000 5.500%, 1/01/35 1/25 at 100.00 1,011,725
9,800 5.500%, 1/01/39 1/25 at 100.00 9,866,257
10,125 (c) Chicago, Illinois, General Obligation Bonds, Series 2019A, 5.000%,
1/01/44, (UB)
1/29 at 100.00 10,367,981
5,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding Senior Lien
Series 2023A, 5.500%, 1/01/53 - BAM Insured
1/33 at 100.00 5,468,236
5,000 Chicago, Illinois, Wastewater Transmission Revenue Bonds, Second Lien
Project, Series 2023A, 5.500%, 1/01/62 - AGM Insured
7/33 at 100.00 5,551,698
12,190 Illinois Finance Authority Revenue Bonds, OSF Healthcare System,
Refunding Series 2018A, 4.125%, 5/15/47
11/28 at 100.00 11,864,272
800 Illinois Finance Authority, Charter School Revenue Bonds, Intrinsic Charter
Schools Belmont School Project, Series 2015A, 5.500%, 12/01/30, 144A
12/25 at 100.00 805,186
20,000 (c) Illinois Finance Authority, Revenue Bonds, Mercy Health Corporation,
Series 2016, 5.000%, 12/01/46, (UB)
6/26 at 100.00 20,174,022
17,770 Illinois Finance Authority, Revenue Bonds, Mercy Health Corporation,
Series 2016, 5.000%, 12/01/46
6/26 at 100.00 17,924,619
3,375 Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and
Medical Centers, Refunding Series 2015C, 5.000%, 8/15/44
8/25 at 100.00 3,419,108
Illinois Finance Authority, Revenue Bonds, University of Chicago,
Refunding Series 2015A
:
2,700 (c),(d) 5.000%, 10/01/46, (Pre-refunded 10/01/25), (UB) 10/25 at 100.00 2,787,327
300 (c) 5.000%, 10/01/46, (UB) 10/25 at 100.00 303,090
Illinois State, General Obligation Bonds, April Series 2014
:
6,165 5.000%, 4/01/38 4/24 at 100.00 6,171,450
5,000 5.000%, 4/01/39 4/24 at 100.00 5,004,967
Illinois State, General Obligation Bonds, February Series 2014
:
4,100 5.250%, 2/01/31 3/24 at 100.00 4,105,274
2,200 5.250%, 2/01/32 3/24 at 100.00 2,202,778
2,435 5.250%, 2/01/33 3/24 at 100.00 2,437,992
6,000 5.000%, 2/01/39 3/24 at 100.00 6,003,015
1,785 Illinois State, General Obligation Bonds, May Series 2020, 5.500%,
5/01/39
5/30 at 100.00 1,980,189
7,605 (c) Illinois State, General Obligation Bonds, May Series 2023B, 5.500%,
5/01/47, (UB)
5/32 at 100.00 8,399,995
Illinois State, General Obligation Bonds, November Series 2016
:
3,100 5.000%, 11/01/35 11/26 at 100.00 3,202,177
3,000 5.000%, 11/01/37 11/26 at 100.00 3,077,274
2,400 5.000%, 11/01/40 11/26 at 100.00 2,450,801
5,795 Illinois State, General Obligation Bonds, November Series 2017C, 5.000%,
11/01/29
11/27 at 100.00 6,189,330

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois (continued)
$ 3,800 Illinois State, General Obligation Bonds, November Series 2017D, 5.000%,
11/01/27
No Opt. Call $ 4,052,211
5,000 Illinois State, General Obligation Bonds, October Series 2016, 5.000%,
2/01/27
No Opt. Call 5,261,690
5,350 Illinois State, General Obligation Bonds, Refunding April Series 2019B,
5.125%, 9/01/26
No Opt. Call 5,610,342
5,295 (d) Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2013A, 5.000%, 1/01/38, (Pre-refunded 4/02/24)
4/24 at 100.00 5,310,648
5,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2015A, 5.000%, 1/01/40
7/25 at 100.00 5,094,249
5,400 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2015B, 5.000%, 6/15/52
12/25 at 100.00 5,450,025
Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2020A
:
10,000 4.000%, 6/15/50 12/29 at 100.00 9,263,517
13,000 5.000%, 6/15/50 12/29 at 100.00 13,424,029
Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2015A
:
64,110 0.000%, 12/15/52 No Opt. Call 15,473,429
2,455 5.000%, 6/15/53 12/25 at 100.00 2,476,750
1,945 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2017A, 5.000%, 6/15/57
12/27 at 100.00 1,980,713
8,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2017B, 0.000%, 12/15/56 - AGM Insured
No Opt. Call 1,668,411
45,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Capital Appreciation Refunding
Series 2010B-1, 0.000%, 6/15/43 - AGM Insured
No Opt. Call 19,725,804
2,680 Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Refunding Series 1998A, 5.500%,
6/15/29 - NPFG Insured
No Opt. Call 2,800,446
Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Series 2002A
:
8,400 0.000%, 12/15/30 - NPFG Insured No Opt. Call 6,579,641
7,940 0.000%, 6/15/33 - NPFG Insured No Opt. Call 5,660,104
450 0.000%, 12/15/34 - NPFG Insured No Opt. Call 302,441
12,500 0.000%, 6/15/35 - NPFG Insured No Opt. Call 8,197,833
10,620 0.000%, 12/15/35 - NPFG Insured No Opt. Call 6,804,541
11,505 0.000%, 12/15/36 - NPFG Insured No Opt. Call 6,977,722
65,000 0.000%, 12/15/38 - NPFG Insured No Opt. Call 35,402,692
38,040 0.000%, 6/15/40 - NPFG Insured No Opt. Call 19,184,272
3,720 0.000%, 6/15/41 - NPFG Insured No Opt. Call 1,778,720
4,755 Sales Tax Securitization Corporation, Illinois, Sales Tax Securitzation
Bonds, Series 2018A, 5.000%, 1/01/40
1/28 at 100.00 4,980,659
4,005 Southwestern Illinois Development Authority, Environmental
Improvement Revenue Bonds, US Steel Corporation Project, Series 2012,
5.750%, 8/01/42, (AMT)
3/24 at 100.00 4,005,801
Total Illinois 601,510,935
Indiana - 0.8% (0.5% of Total Investments)
Carmel Redevelopment Authority, Indiana, Lease Rent Revenue Bonds,
Series 2005
:
1,950 0.000%, 2/01/24 No Opt. Call 1,950,000
2,705 0.000%, 2/01/25 No Opt. Call 2,604,782

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NZF
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Indiana (continued)
$ 2,000 Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for Educational
Excellence Project, Refunding Series 2020A, 5.875%, 6/01/55, 144A
6/30 at 100.00 $ 1,811,251
1,230 Indiana Finance Authority, Environmental Improvement Revenue Bonds,
United States Steel Corporation Project, Series 2012, 5.750%, 8/01/42,
(AMT)
3/24 at 100.00 1,230,246
10,000 Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E,
0.000%, 2/01/26 - AMBAC Insured
No Opt. Call 9,350,708
1,000 Merrillville, Indiana, Economic Development Revenue Bonds, Belvedere
Housing Project, Series 2016, 5.750%, 4/01/36
4/24 at 102.00 887,395
1,250 Shoals, Indiana, Exempt Facilities Revenue Bonds, National Gypsum
Company Project,  Series 2013, 7.250%, 11/01/43, (AMT)
3/24 at 100.00 1,252,199
1,230 Valparaiso, Indiana, Exempt Faciltiies Revenue Bonds, Pratt Paper LLC
Project, Series 2013, 7.000%, 1/01/44, (AMT)
3/24 at 100.00 1,232,872
Total Indiana 20,319,453
Iowa - 1.1% (0.7% of Total Investments)
5,750 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Alcoa Inc. Project, Series 2012, 4.750%, 8/01/42
3/24 at 100.00 5,652,727
21,525 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue
Bonds, Iowa Fertilizer Company Project, Refunding Series 2022, 5.000%,
12/01/50
12/29 at 103.00 22,540,551
Total Iowa 28,193,278
Kansas - 0.5% (0.3% of Total Investments)
2,085 Overland Park Development Corporation, Kansas, Revenue Bonds,
Convention Center Hotel, Refunding & improvement Series 2019, 5.000%,
3/01/44
3/29 at 100.00 2,093,703
3,565 (e) Overland Park, Kansas, Sales Tax Special Obligation Revenue Bonds,
Prairiefire at Lionsgate Project, Series 2012, 6.000%, 12/15/32
3/24 at 100.00 1,581,989
10,000 University of Kansas Hospital Authority, Health Facilities Revenue Bonds,
University of Kansas Health System, Series 2017A, 5.000%, 3/01/47
3/27 at 100.00 10,234,286
Total Kansas 13,909,978
Kentucky - 0.8% (0.5% of Total Investments)
Christian County, Kentucky, Hospital Revenue Bonds, Jennie Stuart
Medical Center, Series 2016
:
5,000 5.375%, 2/01/36 2/26 at 100.00 5,136,882
435 5.500%, 2/01/44 2/26 at 100.00 441,765
2,355 Henderson, Kentucky, Facilities Revenue Bonds, Pratt Paper LLC Project,
Series 2022A, 4.700%, 1/01/52, (AMT)
1/32 at 100.00 2,276,715
Kentucky Economic Development Finance Authority, Kentucky, Healthcare
Facilities Revenue Bonds, Rosedale Green Project, Refunding Series 2015
:
500 5.750%, 11/15/45 11/25 at 100.00 439,694
2,250 5.750%, 11/15/50 11/25 at 100.00 1,935,670
6,000 Kentucky Economic Development Finance Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/44
8/29 at 100.00 6,208,306
1,305 Kentucky Economic Development Finance Authority, Revenue Bonds,
Next Generation Kentucky Information Highway Project, Senior Series
2015A, 5.000%, 7/01/40
7/25 at 100.00 1,309,132

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Kentucky (continued)
Kentucky Public Transportation Infrastructure Authority, Toll Revenue
Bonds, Downtown Crossing Project, Convertible Capital Appreciation First
Tier Series 2013C
:
$ 1,335 6.750%, 7/01/43 7/31 at 100.00 $ 1,531,419
2,295 6.875%, 7/01/46 7/31 at 100.00 2,637,283
215 Warren County, Kentucky, Hospital Revenue Bonds, Bowling Green-
Warren County Community Hospital Corporation, Series 2012A, 4.000%,
10/01/29
3/24 at 100.00 215,183
Total Kentucky 22,132,049
Louisiana - 1.9% (1.2% of Total Investments)
500 Jefferson Parish Economic Development and Port District, Louisiana,
Kenner Discovery Health Sciences Academy Project, Series 2018A,
5.625%, 6/15/48, 144A
6/28 at 100.00 488,619
Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner
Clinic Foundation Project, Refunding Series 2017
:
5,000 5.000%, 5/15/42 5/27 at 100.00 5,144,330
3,730 5.000%, 5/15/46 5/27 at 100.00 3,821,400
18,730 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner
Clinic Foundation Project, Series 2020A, 4.000%, 5/15/49
5/30 at 100.00 17,693,480
5,930 Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds,
Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36,
(AMT), 144A
3/24 at 100.00 5,931,609
10 (d) Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan
Missionaries of Our Lady Health System, Refunding Series 2015A, 5.000%,
7/01/39, (Pre-refunded 7/01/25)
7/25 at 100.00 10,291
1,755 Louisiana Public Facilities Authority, Revenue Bonds, Lake Charles Charter
Academy Foundation Project, Series 2011A, 7.750%, 12/15/31
3/24 at 100.00 1,758,890
Louisiana Public Facilities Authority, Revenue Bonds, Loyola University
Project, Refunding Series 2017
:
1,775 5.250%, 10/01/36 10/33 at 100.00 2,026,468
3,000 5.250%, 10/01/46 10/33 at 100.00 3,258,529
7,000 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic
Foundation Project, Series 2015, 5.000%, 5/15/47
5/25 at 100.00 7,068,301
1,060 Louisiana Public Facilities Authority, Revenue Bonds, Southwest Louisiana
Charter Academy Foundation Project, Series 2013A, 8.375%, 12/15/43
3/24 at 100.00 1,061,020
2,560 (d) New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding
Series 2014, 5.000%, 6/01/44, (Pre-refunded 6/01/24)
6/24 at 100.00 2,575,387
Total Louisiana 50,838,324
Maine - 0.2% (0.1% of Total Investments)
4,965 Maine Health and Higher Educational Facilities Authority Revenue Bonds,
Eastern Maine Medical Center Obligated Group Issue, Series 2016A,
5.000%, 7/01/46
7/26 at 100.00 4,630,648
Total Maine 4,630,648
Maryland - 1.3% (0.8% of Total Investments)
2,795 Maryland Economic Development Corporation, Private Activity Revenue
Bonds, Purple Line Light Rail Project, Green Series 2022B, 5.000%,
12/31/41, (AMT)
6/32 at 100.00 2,895,162
2,000 (e) Maryland Economic Development Corporation, Revenue Bonds,
Chesapeake Bay Hyatt Conference Center, Series 2006A, 5.000%,
12/01/31
3/24 at 100.00 1,200,000

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NZF
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Maryland (continued)
$ 7,145 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Adventist Healthcare, Series 2016A, 5.500%, 1/01/46
1/27 at 100.00 $ 7,275,813
20,000 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, MedStar Health Issue, Series 2017A, 5.000%, 5/15/45
5/27 at 100.00 20,358,328
2,000 (d) Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Peninsula Regional Medical Center Issue, Refunding Series 2015,
5.000%, 7/01/45, (Pre-refunded 7/01/24)
7/24 at 100.00 2,011,105
355 Prince George's County Revenue Authority, Maryland, Special Obligation
Bonds, Suitland-Naylor Road Project, Series 2016, 5.000%, 7/01/46, 144A
1/26 at 100.00 355,060
Total Maryland 34,095,468
Massachusetts - 0.1% (0.1% of Total Investments)
525 Massachusetts Development Finance Agency, Revenue Bonds, Boston
Medical Center Issue, Green Bonds, Series 2015D, 5.000%, 7/01/44
7/25 at 100.00 525,720
1,525 Massachusetts Development Finance Agency, Revenue Bonds, Emerson
College, Series 2015, 4.500%, 1/01/45
1/25 at 100.00 1,476,053
1,800 Massachusetts Development Finance Agency, Revenue Bonds, Emmanuel
College, Series 2016A, 5.000%, 10/01/34
10/26 at 100.00 1,846,740
Total Massachusetts 3,848,513
Michigan - 1.6% (1.0% of Total Investments)
Detroit Academy of Arts and Sciences, Michigan, Public School Academy
Revenue Bonds, Refunding Series 2013
:
700 6.000%, 10/01/33 3/24 at 100.00 674,129
1,250 6.000%, 10/01/43 3/24 at 100.00 1,149,894
12,600 Detroit City School District, Wayne County, Michigan, Unlimited Tax
School Building and Site Improvement Bonds, Series 2001A, 6.000%,
5/01/29 - AGM Insured, (UB)
No Opt. Call 13,898,501
5 Detroit, Michigan, Second Lien Sewerage Disposal System Revenue
Bonds, Series 2005A, 4.500%, 7/01/35 - NPFG Insured
3/24 at 100.00 5,005
2,925 Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds,
Series 2001B, 5.500%, 7/01/29 - NPFG Insured
No Opt. Call 3,076,507
5 Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien,
Series 2006B, 5.000%, 7/01/36 - FGIC Insured
3/24 at 100.00 5,008
10 Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien
Series 2003A, 5.000%, 7/01/34 - NPFG Insured
3/24 at 100.00 10,017
10,000 Michigan Finance Authority, Hospital Revenue Bonds, Beaumont Health
Credit Group, Series 2016A, 5.000%, 11/01/44
11/25 at 100.00 10,065,476
6,800 Michigan Finance Authority, Hospital Revenue Bonds, Henry Ford Health
System, Series 2019A, 5.000%, 11/15/48
11/29 at 100.00 7,054,434
1,000 Michigan Finance Authority, Local Government Loan Program Revenue
Bonds, Detroit Water & Sewerage Department Water Supply System Local
Project, Series 2014D-6, 5.000%, 7/01/36 - NPFG Insured
7/24 at 100.00 1,005,059
5,000 Michigan State Building Authority, Revenue Bonds, Facilities Program,
Refunding Series 2019-I, 4.000%, 4/15/54
10/29 at 100.00 4,882,807
Total Michigan 41,826,837
Minnesota - 1.8% (1.1% of Total Investments)
700 City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds,
DaVinci Academy Project,Series 2016A, 5.000%, 7/01/47
7/24 at 102.00 602,312
Duluth Economic Development Authority, Minnesota, Health Care
Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2018A
:
10,000 5.000%, 2/15/53 2/28 at 100.00 10,135,190

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Minnesota (continued)
$ 15,830 5.250%, 2/15/53 2/28 at 100.00 $ 16,293,803
4,765 5.000%, 2/15/58 2/28 at 100.00 4,821,040
1,500 Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes
International Language Academy, Series 2014A, 5.750%, 8/01/44
3/24 at 101.00 1,502,609
800 Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Hiawatha
Academies Project, Series 2022A, 5.500%, 7/01/52
7/32 at 100.00 747,777
Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Hmong College Prep Academy Project,
Series 2016A
:
750 5.750%, 9/01/46 9/26 at 100.00 754,414
4,000 6.000%, 9/01/51 9/26 at 100.00 4,035,819
6,000 Saint Paul Housing and Redevelopment Authority, Minnesota, Health
Care Facility Revenue Bonds, HealthPartners Obligated Group, Refunding
Series 2015A, 5.000%, 7/01/32
7/25 at 100.00 6,113,687
3,850 Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, Regions
Hospital Parking Ramp Project, Series 2007-1, 5.000%, 8/01/36
3/24 at 100.00 3,853,167
Total Minnesota 48,859,818
Missouri - 1.5% (0.9% of Total Investments)
895 Cape Girardeau County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Southeasthealth, Series 2016A, 6.000%,
3/01/33
3/24 at 102.00 923,269
55 Cape Girardeau County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Southeasthealth, Series 2017A, 5.000%,
3/01/36
3/27 at 100.00 57,508
10,090 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport Terminal
Modernization Project, Series 2019B, 5.000%, 3/01/46, (AMT)
3/29 at 100.00 10,363,827
135 Kansas City Industrial Development Authority, Missouri, Sales Tax Revenue
Bonds, Ward Parkway Center Community Improvement District, Senior
Refunding & Improvement Series 2016, 5.000%, 4/01/46, 144A
4/26 at 100.00 122,932
12,005 Kansas City Municipal Assistance Corporation, Missouri, Leasehold
Revenue Bonds, Improvement Series 2004B-1, 0.000%, 4/15/29 - AMBAC
Insured
No Opt. Call 10,175,995
650 Land Clearance for Redevelopment Authority of Kansas City, Missouri,
Project Revenue Bonds, Convention Center Hotel Project - TIF Financing,
Series 2018B, 5.000%, 2/01/40, 144A
2/28 at 100.00 604,199
Liberty, Missouri, Special Obligation Tax Increment and Special Districts
Bonds, Liberty Commons Project, Series 2015A
:
660 5.125%, 6/01/25, 144A No Opt. Call 654,137
3,810 5.750%, 6/01/35, 144A 6/25 at 100.00 3,652,100
3,695 6.000%, 6/01/46, 144A 6/25 at 100.00 3,472,686
Missouri Health and Educational Facilities Authority, Educational Facilities
Revenue Bonds, Kansas City University of Medicine and Biosciences,
Series 2013A
:
1,590 5.000%, 6/01/30 2/24 at 100.00 1,591,823
2,700 5.000%, 6/01/33 2/24 at 100.00 2,703,064
50 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, CoxHealth, Series 2013A, 5.000%, 11/15/44
3/24 at 100.00 50,031
2,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2014F, 5.000%, 11/15/45
11/24 at 100.00 2,005,536

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NZF
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Missouri (continued)
$ 1,105 Saint Louis County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Ranken-Jordan Project, Refunding &
Improvement Series 2016, 5.000%, 11/15/46
11/25 at 100.00 $ 1,105,154
430 Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Friendship Village of Sunset Hills, Series 2013A, 5.875%, 9/01/43
3/24 at 100.00 430,199
Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Saint Andrew's Resources for Seniors, Series 2015A
:
450 5.000%, 12/01/35 12/25 at 100.00 431,342
130 5.125%, 12/01/45 12/25 at 100.00 115,093
830 Stoddard County Industrial Development Authority, Missouri, Health
Facility Revenue Bonds, Southeasthealth, Series 2016B, 6.000%, 3/01/37
3/24 at 102.00 848,556
Total Missouri 39,307,451
Nebraska - 0.4% (0.2% of Total Investments)
5,835 Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds,
Refunding Crossover Series 2017A, 5.000%, 9/01/42
No Opt. Call 6,378,009
3,435 Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue
Bonds, Children's Hospital Obligated Group, Series 2017, 5.000%,
11/15/47
5/27 at 100.00 3,513,547
Total Nebraska 9,891,556
Nevada - 0.2% (0.2% of Total Investments)
2,000 Clark County School District, Nevada, General Obligation Bonds, Limited
Tax Building Series 2018A, 4.000%, 6/15/37
6/28 at 100.00 2,046,327
4,410 Clark County, Nevada, General Obligation Bonds, Stadium Improvement,
Limited Tax Additionally Secured by Pledged Revenues, Series 2018A,
5.000%, 5/01/48
6/28 at 100.00 4,651,610
Total Nevada 6,697,937
New Hampshire - 0.3% (0.2% of Total Investments)
2,995 National Finance Authority, New Hampshire, Resource Recovery Revenue
Bonds, Covanta Project, Refunding Series 2018C, 4.875%, 11/01/42,
(AMT), 144A
3/24 at 100.00 2,680,620
6,060 New Hampshire Health and Education Facilities Authority, Revenue
Bonds, Covenant Health Group Series 2023, 4.000%, 7/01/37, 144A
1/33 at 100.00 5,597,190
Total New Hampshire 8,277,810
New Jersey - 7.8% (4.8% of Total Investments)
140 (d) Gloucester County Pollution Control Financing Authority, New Jersey,
Pollution Control Revenue Bonds, Logan Project, Refunding Series 2014A,
5.000%, 12/01/24, (AMT), (ETM)
No Opt. Call 140,555
1,100 New Jersey Economic Development Authority, Private Activity Bonds, The
Goethals Bridge Replacement Project, Series 2013, 5.125%, 7/01/42 -
AGM Insured, (AMT)
3/24 at 100.00 1,100,068
17,580 (d) New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2016BBB, 5.500%, 6/15/31, (Pre-
refunded 12/15/26)
12/26 at 100.00 18,975,317
New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2015WW
:
755 (c),(d) 5.250%, 6/15/40, (Pre-refunded 6/15/25), (UB) 6/25 at 100.00 778,615
40 (c),(d) 5.250%, 6/15/40, (Pre-refunded 6/15/25), (UB) 6/25 at 100.00 41,251
New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2016AAA
:
1,000 (d) 5.000%, 6/15/36, (Pre-refunded 12/15/26) 12/26 at 100.00 1,065,636

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New Jersey (continued)
$ 10,000 (d) 5.000%, 6/15/41, (Pre-refunded 12/15/26) 12/26 at 100.00 $ 10,656,356
2,175 (d) New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2017DDD, 5.000%, 6/15/42, (Pre-refunded
6/15/27)
6/27 at 100.00 2,337,563
16,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2019LLL, 5.000%, 6/15/49
12/29 at 100.00 16,756,451
1,650 New Jersey Economic Development Authority, Special Facilities Revenue
Bonds, Continental Airlines Inc., Series 1999, 5.250%, 9/15/29, (AMT)
3/24 at 100.50 1,653,459
2,900 New Jersey Transportation Trust Fund Authority, Transportation Program
Bonds, Series 2022BB, 4.000%, 6/15/41
12/31 at 100.00 2,922,654
19,650 New Jersey Transportation Trust Fund Authority, Transportation Program
Bonds, Series 2022CC, 5.000%, 6/15/48
12/32 at 100.00 21,268,588
15,280 (c) New Jersey Transportation Trust Fund Authority, Transportation Program
Bonds, Series 2023BB, 5.250%, 6/15/50, (UB)
12/33 at 100.00 16,859,455
New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Capital Appreciation Series 2010A
:
3,130 0.000%, 12/15/28 No Opt. Call 2,666,157
3,000 0.000%, 12/15/31 No Opt. Call 2,299,775
12,715 0.000%, 12/15/33 No Opt. Call 9,078,445
610 0.000%, 12/15/34 No Opt. Call 418,379
2,480 0.000%, 12/15/40 No Opt. Call 1,241,128
New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Refunding Series 2006C
:
10,000 0.000%, 12/15/33 - AGM Insured No Opt. Call 7,209,578
20,000 0.000%, 12/15/36 - AMBAC Insured No Opt. Call 12,518,992
19,175 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2008A, 0.000%, 12/15/35
No Opt. Call 12,546,427
15,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2009A, 0.000%, 12/15/39
No Opt. Call 7,965,169
5,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2009C, 5.250%, 6/15/32
12/24 at 100.00 5,061,696
6,305 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2015AA, 5.000%, 6/15/45
6/25 at 100.00 6,375,880
15,000 (c) New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2018A, 5.000%, 12/15/34, (UB)
12/28 at 100.00 16,285,923
6,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019BB, 4.000%, 6/15/44
12/28 at 100.00 5,970,575
2,345 New Jersey Turnpike Authority, Revenue Bonds, Refunding Series 2015E,
5.000%, 1/01/45
1/25 at 100.00 2,373,349
1,595 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A, 5.000%, 6/01/46
6/28 at 100.00 1,625,965
19,345 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46
6/28 at 100.00 19,683,315
Total New Jersey 207,876,721
New York - 17.2% (10.6% of Total Investments)
Brooklyn Arena Local Development Corporation, New York, Payment in
Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009
:
3,400 0.000%, 7/15/44 No Opt. Call 1,278,451
12,020 0.000%, 7/15/46 No Opt. Call 4,027,205

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NZF
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New York (continued)
$ 450 Buffalo and Erie County Industrial Land Development Corporation, New
York, Revenue Bonds, Catholic Health System, Inc. Project, Series 2015,
5.250%, 7/01/35
7/25 at 100.00 $ 394,563
200 Build New York City Resource Corporation, New York, Revenue Bonds,
Metropolitan College of New York, Series 2014, 5.000%, 11/01/39
11/24 at 100.00 120,000
480 Build NYC Resource Corporation, New York, Revenue Bonds, Albert
Einstein College of Medicine, Inc, Series 2015, 5.500%, 9/01/45, 144A
9/25 at 100.00 480,478
18,000 Dormitory Authority of the State of New York, Revenue Bonds, Memorial
Sloan Kettering Cancer Center Series 2022-1A, 4.000%, 7/01/51
7/32 at 100.00 17,550,022
15,270 Dormitory Authority of the State of New York, Revenue Bonds, Vaughn
College of Aeronautics & Technology, Series 2016A, 5.500%, 12/01/46,
144A
12/26 at 100.00 14,272,205
5,000 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Bidding Group 5 Series 2021E, 4.000%,
3/15/48
3/32 at 100.00 4,941,574
5,000 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2019D, 4.000%, 2/15/40
2/30 at 100.00 5,077,740
7,250 Dutchess County Local Development Corporation, New York, Revenue
Bonds, Health Quest Systems, Inc. Project, Series 2016B, 5.000%, 7/01/46
7/26 at 100.00 7,014,988
81,270 Erie County Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Series 2005C, 0.000%, 6/01/50, 144A
3/24 at 19.27 9,843,569
350 Jefferson County Civic Facility Development Corporation, New York,
Revenue Bonds, Samaritan Medical Center Project, Series 2017A, 4.000%,
11/01/42
11/27 at 100.00 271,940
6,280 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Green Climate Bond Certified Series 2020C-1, 5.250%, 11/15/55
5/30 at 100.00 6,656,823
Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Green Series 2016B
:
4,210 5.000%, 11/15/34 11/26 at 100.00 4,374,423
3,320 5.000%, 11/15/37 11/26 at 100.00 3,414,087
1,000 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Series 2015F, 5.000%, 11/15/35
11/25 at 100.00 1,020,024
5,000 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Refunding Series 2017D, 5.000%, 11/15/32
5/28 at 100.00 5,377,556
1,000 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, St. John Fisher College, Series 2011, 6.000%, 6/01/34
3/24 at 100.00 1,002,408
6,895 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2019
Series FF-2, 4.000%, 6/15/41
6/29 at 100.00 6,982,671
10,000 (c) New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2020
Series AA, 4.000%, 6/15/40
12/29 at 100.00 10,173,065
9,750 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2020
Series CC-1, 4.000%, 6/15/49
12/29 at 100.00 9,689,142
5,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2020
Series GG-1, 4.000%, 6/15/50
6/30 at 100.00 4,958,420
10,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2022
Series AA-1, 4.000%, 6/15/51
6/31 at 100.00 9,913,109

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New York (continued)
$ 4,440 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal Series 2016S-1, 5.000%, 7/15/34
1/26 at 100.00 $ 4,604,723
5,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2017 Series E-1, 5.000%, 2/01/43
2/27 at 100.00 5,212,576
10,000 New York City, New York, Educational Construction Fund Revenue Bonds,
Series 2021B, 5.000%, 4/01/52
4/31 at 100.00 10,554,089
5,750 New York City, New York, General Obligation Bonds, Fiscal 2018 Series
E-1, 5.000%, 3/01/40
3/28 at 100.00 6,127,896
2,860 New York City, New York, General Obligation Bonds, Fiscal 2022 Series
A-1, 5.000%, 8/01/47
8/31 at 100.00 3,109,807
45,260 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%,
11/15/44, 144A
11/24 at 100.00 45,311,895
5,700 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 2 Series 2014, 5.150%,
11/15/34, 144A
11/24 at 100.00 5,711,296
New York State Thruway Authority, General Revenue Junior Indebtedness
Obligations, Series 2016A
:
5,000 5.000%, 1/01/46 1/26 at 100.00 5,109,341
7,525 5.250%, 1/01/56 1/26 at 100.00 7,728,161
8,265 New York State Urban Development Corporation, State Personal Income
Tax Revenue Bonds, General Purpose, Series 2020C, 5.000%, 3/15/47
9/30 at 100.00 8,967,470
12,100 New York Transportation Development Corporation, New York, Facility
Revenue Bonds, Thruway Service Areas Project, Series 2021, 4.000%,
4/30/53, (AMT)
10/31 at 100.00 10,156,256
New York Transportation Development Corporation, New York, Special
Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project,
Series 2016A
:
14,650 5.000%, 7/01/46, (AMT) 7/24 at 100.00 14,651,865
68,360 5.250%, 1/01/50, (AMT) 7/24 at 100.00 68,424,962
New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Refunding Series 2016
:
1,615 5.000%, 8/01/26, (AMT) 2/24 at 100.00 1,615,409
28,700 5.000%, 8/01/31, (AMT) 2/24 at 100.00 28,700,629
7,905 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Series 2020, 5.250%, 8/01/31, (AMT)
8/30 at 100.00 8,317,337
New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, New Terminal 1 John F Kennedy International
Airport Project, Green Series 2023
:
3,945 (c) 6.000%, 6/30/54, (AMT), (UB) 6/31 at 100.00 4,357,010
15,465 (c) 5.375%, 6/30/60, (AMT), (UB) 6/31 at 100.00 16,193,607
5,350 New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2018, 5.000%, 1/01/31, (AMT)
1/28 at 100.00 5,519,268
New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2020
:
1,000 4.000%, 10/01/30, (AMT) No Opt. Call 999,976
2,100 5.000%, 10/01/40, (AMT) 10/30 at 100.00 2,149,692

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NZF
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New York (continued)
$ 13,750 New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2023, 5.625%, 4/01/40, (AMT)
4/31 at 100.00 $ 14,921,472
3,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
One Hundred Ninety-Eighth Series 2016, 5.250%, 11/15/56
11/26 at 100.00 3,096,890
14,500 Suffolk Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Series 2021B-2, 0.000%, 6/01/66
6/31 at 27.72 1,671,074
2,320 Triborough Bridge and Tunnel Authority, New York, General Purpose
Revenue Bonds, Series 2015B, 5.000%, 11/15/45
11/25 at 100.00 2,365,232
30,000 (c) Triborough Bridge and Tunnel Authority, New York, Sales Tax Revenue
Bonds, MTA Bridges & Tunnels, TBTA Capital Lockbox-City Sales Tax
Series 2023A, 4.500%, 5/15/63, (UB)
5/33 at 100.00 30,554,169
2,150 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%,
6/01/48
6/27 at 100.00 1,958,295
9,985 Westchester County Health Care Corporation, New York, Senior Lien
Revenue Bonds, Series 2014A, 5.000%, 11/01/44
5/24 at 101.00 9,994,209
3,640 Westchester County Local Development Corporation, New York, Revenue
Bonds, Westchester Medical Center Obligated Group Project, Refunding
Series 2016, 5.000%, 11/01/46
11/25 at 100.00 3,456,104
565 Westchester County Local Development Corporation, New York, Revenue
Bonds, Westchester Medical Center Obligated Group Project, Series
2023, 6.250%, 11/01/52
11/33 at 100.00 643,479
Total New York 461,018,652
North Carolina - 0.4% (0.2% of Total Investments)
4,500 North Carolina Medical Care Commission, Health Care Facilities Revenue
Bonds, Novant Health Obligated Group, Series 2019A, 4.000%, 11/01/52
11/29 at 100.00 4,378,270
5,000 North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Senior Lien Series 2019, 5.000%, 1/01/49
1/30 at 100.00 5,208,702
Total North Carolina 9,586,972
North Dakota - 1.9% (1.2% of Total Investments)
Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru
Health System Obligated Group, Series 2021
:
1,075 4.000%, 12/01/46 12/31 at 100.00 956,812
1,750 3.000%, 12/01/51 - AGM Insured 12/31 at 100.00 1,289,544
Ward County Health Care, North Dakota, Revenue Bonds, Trinity
Obligated Group, Series 2017C
:
10,315 5.000%, 6/01/43 6/28 at 100.00 9,085,743
10,950 5.000%, 6/01/48 6/28 at 100.00 9,222,274
37,840 5.000%, 6/01/53 6/28 at 100.00 30,746,434
Total North Dakota 51,300,807
Ohio - 9.0% (5.5% of Total Investments)
1,430 American Municipal Power Inc., Ohio, Combined Hydroelectric Projects
Revenue Bonds, Green Series 2016A, 5.000%, 2/15/46
2/26 at 100.00 1,455,815
28,980 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Capital
Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57
6/30 at 22.36 2,972,418
9,495 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 8,978,169
2,420 Chelsey Public Infrastructure District 1, Utah, Special Assessment Bonds,
Chelsey Assessment Area 1, Series 2024., 4.000%, 12/01/46
12/29 at 100.00 2,402,295

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Ohio (continued)
Chillicothe, Ohio, Hospital Facilities Revenue Bonds, Adena Health System
Obligated Group Project, Refunding & Improvement Series 2017
:
$ 3,250 5.000%, 12/01/37 12/27 at 100.00 $ 3,375,625
7,200 5.000%, 12/01/47 12/27 at 100.00 7,295,486
2,500 Clark-Shawnee Local School District, Clark County, Ohio, General
Obligation Bonds, School Facilities Construction & Improvement Series
2017, 5.000%, 11/01/54
11/27 at 100.00 2,597,174
6,500 Cleveland Clinic Health System Obligated Group, Ohio, Martin County
Health Facilities Authority, Hospital Revenue Bonds, Series 2019B, 4.000%,
1/01/46
1/29 at 100.00 6,412,247
Cleveland, Ohio, Public Power System Revenue Bonds, Series 2008B-2
:
2,000 0.000%, 11/15/28 - NPFG Insured No Opt. Call 1,711,934
6,895 0.000%, 11/15/32 - NPFG Insured No Opt. Call 5,070,372
2,155 0.000%, 11/15/34 - NPFG Insured No Opt. Call 1,471,874
Columbus City School District, Franklin County, Ohio, General Obligation
Bonds, School Facilities Construction and Improvement, Refunding Series
2006
:
4,145 0.000%, 12/01/27 - AGM Insured No Opt. Call 3,679,630
165 (d) 0.000%, 12/01/27 - AGM Insured, (ETM) No Opt. Call 147,473
5,615 0.000%, 12/01/28 - AGM Insured No Opt. Call 4,834,234
220 (d) 0.000%, 12/01/28 - AGM Insured, (ETM) No Opt. Call 191,493
770 Columbus-Franklin County Finance Authority, Ohio, Tax Increment
Financing Revenue Bonds, Easton Project, Series 2020, 5.000%, 6/01/28,
144A
No Opt. Call 773,500
Cuyahoga County, Ohio, Hospital Revenue Bonds, MetroHealth System,
Series 2017
:
19,495 5.500%, 2/15/52 2/27 at 100.00 19,807,166
20,650 5.500%, 2/15/57 2/27 at 100.00 20,904,381
2,400 Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield Medical
Center Project, Series 2013, 5.000%, 6/15/43
3/24 at 100.00 2,164,336
Franklin County Convention Facilities Authority, Ohio, Hotel Project
Revenue Bonds, Greater Columbus Convention Center Hotel Expansion
Project, Series 2019
:
1,010 5.000%, 12/01/34 12/29 at 100.00 1,019,704
1,000 5.000%, 12/01/44 12/29 at 100.00 949,634
4,780 5.000%, 12/01/51 12/29 at 100.00 4,424,953
10,000 Franklin County, Ohio, Hospital Facilities Revenue Bonds, OhioHealth
Corporation, Series 2015, 5.000%, 5/15/40
5/25 at 100.00 10,075,356
1,730 Franklin County, Ohio, Revenue Bonds, Trinity Health Credit Group, Series
2017OH, 5.000%, 12/01/46
6/27 at 100.00 1,778,507
2,500 Franklin County, Ohio, Sales Tax Revenue Bonds, Various Purpose Series
2018, 5.000%, 6/01/43
6/28 at 100.00 2,673,468
8,020 Hamilton County, Ohio, Hospital Facilities Revenue Bonds, TriHealth, Inc.
Obligated Group Project, Series 2017A, 5.000%, 8/15/47
8/27 at 100.00 8,232,313
5,565 Hamilton County, Ohio, Sales Tax Bonds, Subordinate Series 2000B,
0.000%, 12/01/28 - AGM Insured
No Opt. Call 4,791,186
1,000 Mahoning County, Ohio, Sewer System Revenue Bonds, Refunding and
Improvement Series 2022, 5.000%, 12/01/42
12/31 at 100.00 1,081,177
4,500 Middletown City School District, Butler County, Ohio, General Obligation
Bonds, Refunding Series 2007, 5.250%, 12/01/31 - AGM Insured
No Opt. Call 5,178,607

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NZF
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Ohio (continued)
$ 6,105 Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis
HealthCare System Obligated Group Project, Series 2013, 5.000%,
2/15/44
3/24 at 100.00 $ 5,712,202
1,600 Northeast Ohio Regional Sewer District, Wastewater Improvement
Revenue Bonds, Refunding & Improvement Series 2017, 4.000%,
11/15/43
5/28 at 100.00 1,615,972
2,845 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Corporation Project, Refunding Series
2009D, 3.375%, 8/01/29, (Mandatory Put 9/15/21)
No Opt. Call 2,599,301
Ohio Higher Educational Facility Commission, Higher Educational Facility
Revenue Bonds, John Carroll University 2022 Project, Series 2022
:
1,250 4.000%, 10/01/42 10/31 at 100.00 1,186,865
1,250 4.000%, 10/01/47 10/31 at 100.00 1,139,549
950 Ohio Municipal Electric Generation Agency, Beneficial Interest
Certificates, Belleville Hydroelectric Project - Joint Venture 5, Series 2001,
0.000%, 2/15/29 - NPFG Insured
No Opt. Call 805,181
7,045 Ohio State, Hospital Revenue Bonds, University Hospitals Health System,
Inc., Series 2021A, 4.000%, 1/15/46
7/31 at 100.00 6,740,821
Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructutre
Commission Infrastructure Projects, Junior Lien, Capital Appreciation
Series 2013A-2
:
5,000 0.000%, 2/15/37 No Opt. Call 3,086,750
11,260 0.000%, 2/15/38 No Opt. Call 6,567,164
5,000 0.000%, 2/15/40 No Opt. Call 2,613,848
27,880 Ohio Water Development Authority, Pollution Control Revenue Refunding
Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2009A,
4.750%, 6/01/33, (Mandatory Put 6/01/22)
No Opt. Call 26,783,644
22,820 Ohio Water Development Authority, Pollution Control Revenue Refunding
Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010B,
4.750%, 6/01/33, (Mandatory Put 6/01/22)
No Opt. Call 21,922,624
1,500 Ohio Water Development Authority, Water Pollution Control Loan Fund
Revenue Bonds, Kestrel Verifiers, Green Series 2021A, 5.000%, 12/01/46
12/31 at 100.00 1,663,811
4,250 Pickerington Local School District, Fairfield and Franklin Counties, Ohio,
General Obligation Bonds, School Facilities Construction & Improvement,
Series 2023, 5.250%, 12/01/59
12/32 at 100.00 4,672,804
1,845 Pinnacle Community Infrastructure Financing Authority, Grove City, Ohio,
Community Facilities Bonds, Series 2015A, 4.250%, 12/01/36 - AGM
Insured
12/25 at 100.00 1,865,860
505 Port of Greater Cincinnati Development Authority, Ohio, Public
Improvement TOT Revenue Bonds, Series 2021, 4.250%, 12/01/50, 144A
12/28 at 100.00 439,933
390 Port of Greater Cincinnati Development Authority, Ohio, Special
Obligation Development TIF Revenue Bonds, RBM Development - Phase
2B Project, Series 2018A, 6.000%, 12/01/50
12/28 at 100.00 390,098
990 Port of Greater Cincinnati Development Authority, Ohio, Special
Obligation Tax Increment Financing Revenue Bonds, Cooperative
Township Public Parking Project, Gallery at Kenwood, Senior Lien Series
2019A, 5.000%, 11/01/51
11/30 at 100.00 834,649
1,500 Springboro Community City School District, Warren County, Ohio,
General Obligation Bonds, Refunding Series 2007, 5.250%, 12/01/32
No Opt. Call 1,761,886
10,000 Toledo, Ohio, Water System Revenue Bonds, Refunding & Improvement
Series 2016, 5.000%, 11/15/41
11/26 at 100.00 10,418,468

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Ohio (continued)
$ 1,000 Tuscarawas County Economic Development and Finance Alliance, Ohio,
Higher Education Facilities Revenue Bonds, Ashland University, Refunding
& Improvement Series 2015, 6.000%, 3/01/45
3/25 at 100.00 $ 1,000,250
Total Ohio 240,272,207
Oklahoma - 2.3% (1.4% of Total Investments)
Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Series 2018B
:
12,690 5.250%, 8/15/43 8/28 at 100.00 12,703,105
9,715 5.250%, 8/15/48 8/28 at 100.00 9,645,561
18,235 5.500%, 8/15/52 8/28 at 100.00 18,390,927
16,570 5.500%, 8/15/57 8/28 at 100.00 16,684,176
1,550 Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Taxable Series 2022, 5.500%, 8/15/41
8/32 at 100.00 1,554,298
1,500 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American
Airlines Inc., Refunding Series 2015, 5.000%, 6/01/35, (AMT), (Mandatory
Put 6/01/25)
6/25 at 100.00 1,502,451
Total Oklahoma 60,480,518
Oregon - 0.3% (0.2% of Total Investments)
7,330 Port of Portland, Oregon, International Airport Revenue Bonds, Series
2020-27A, 5.000%, 7/01/45, (AMT)
7/30 at 100.00 7,739,392
1,150 Warm Springs Reservation Confederated Tribes, Oregon, Hydroelectric
Revenue Bonds, Tribal Economic Development Bond Pelton Round Butte
Project, Taxable Refunding Green Series 2019B, 5.000%, 11/01/36, 144A
5/29 at 100.00 1,259,912
Total Oregon 8,999,304
Pennsylvania - 6.5% (4.0% of Total Investments)
380 Allegheny Country Industrial Development Authority, Pennsylvania,
Environmental Improvement Revenue Bonds, United States Steel
Corporation Project, Series 2012, 5.750%, 8/01/42, (AMT)
3/24 at 100.00 380,076
7,355 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Refunding Project, Series
2017, 5.000%, 5/01/42, 144A
5/27 at 100.00 7,379,469
11,700 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series
2006A, 4.750%, 1/01/35, (Mandatory Put 7/01/33)
No Opt. Call 11,411,744
2,030 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Refunding Bonds, FirstEnergy Generation Project, Series
2008B, 3.750%, 10/01/47
4/31 at 100.00 1,484,698
Berks County Industrial Development Authority, Pennsylvania, Health
System Revenue Bonds, Tower Health Project, Series 2017
:
16,975 5.000%, 11/01/47 11/27 at 100.00 8,795,355
6,695 5.000%, 11/01/50 11/27 at 100.00 3,458,822
2,405 Commonwealth Financing Authority, Pennsylvania, State Appropriation
Lease Bonds, Master Settlement, Series 2018, 5.000%, 6/01/34
6/28 at 100.00 2,585,932
Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds,
Diakon Lutheran Social Ministries Project, Series 2015
:
1,030 5.000%, 1/01/38 1/25 at 100.00 1,033,696
845 (d) 5.000%, 1/01/38, (Pre-refunded 1/01/25) 1/25 at 100.00 858,751
205 (d) 5.000%, 1/01/38, (Pre-refunded 1/01/25) 1/25 at 100.00 208,336
15,000 Geisinger Authority, Montour County, Pennsylvania, Health System
Revenue Bonds, Geisinger Health System, Series 2017A-1, 4.000%,
2/15/47
2/27 at 100.00 14,497,367

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NZF
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Pennsylvania (continued)
Geisinger Authority, Montour County, Pennsylvania, Health System
Revenue Bonds, Geisinger Health System, Series 2020A
:
$ 8,710 4.000%, 4/01/39 4/30 at 100.00 $ 8,775,848
5,085 4.000%, 4/01/50 4/30 at 100.00 4,872,182
5,000 5.000%, 4/01/50 4/30 at 100.00 5,207,588
15,220 (c) Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue
Bonds, Lehigh Valley Health Network, Series 2019A, 5.000%, 7/01/44,
(UB)
7/29 at 100.00 15,916,403
17,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2022B,
5.000%, 5/01/52
5/32 at 100.00 17,865,331
Montgomery County Industrial Development Authority, Pennsylvania,
Health System Revenue Bonds, Albert Einstein Healthcare Network Issue,
Series 2015A
:
5,440 (d) 5.250%, 1/15/36, (Pre-refunded 1/15/25) 1/25 at 100.00 5,544,962
3,535 (d) 5.250%, 1/15/45, (Pre-refunded 1/15/25) 1/25 at 100.00 3,603,206
2,206 (e) Northampton County Industrial Development Authority, Pennsylvania,
Recovery Revenue Bonds, Northampton Generating Project, Senior Lien
Series 2013A0 & AE2, 5.000%, 6/30/27
3/24 at 100.00 397,030
1,215 (e) Northampton County Industrial Development Authority, Pennsylvania,
Recovery Revenue Bonds, Northampton Generating Project, Senior Lien
Taxable Series 2013B, 5.000%, 6/30/27, (cash 5.000%, PIK 5.000%)
No Opt. Call 218,699
4,135 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, National Gypsum Company, Refunding Series
2014, 5.500%, 11/01/44, (AMT)
11/24 at 100.00 4,148,726
Pennsylvania Economic Development Financing Authority, Pennsylvania,
Private Activity Revenue Bonds, The PennDOT Major Bridges Package One
Project, Series 2022
:
19,250 5.750%, 6/30/48, (AMT) 12/32 at 100.00 21,433,601
24,890 (c) 5.000%, 12/31/57 - AGM Insured, (AMT), (UB) 12/32 at 100.00 26,394,010
3,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital
Appreciation Series 2009E, 6.000%, 12/01/30
12/27 at 100.00 3,358,193
4,000 Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, University of the Sciences in Philadelphia, Series 2017, 5.000%,
11/01/47
5/27 at 100.00 4,061,046
935 The Redevelopment Authority of the City of Scranton, Lackawanna county,
Pennsylvania, Guaranteed Lease Revenue Bonds, Series 2016A, 5.000%,
11/15/28
5/24 at 100.00 936,300
Total Pennsylvania 174,827,371
Puerto Rico - 6.9% (4.3% of Total Investments)
75,000 Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed
Bonds, Series 2008A, 0.000%, 5/15/57
3/24 at 8.34 6,212,340
1,805 Cofina Class 2 Trust Tax-Exempt Class 2054, Puerto Rico. Unit Exchanged
From Cusip 74529JAP0, 0.000%, 8/01/54
No Opt. Call 353,244
1,595 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Forward Delivery Series 2022A, 5.000%, 7/01/37,
144A
7/32 at 100.00 1,632,327
Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A
:
16,000 5.000%, 7/01/35, 144A 7/30 at 100.00 16,431,830
5,255 5.000%, 7/01/47, 144A 7/30 at 100.00 5,280,528

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Puerto Rico (continued)
Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B
:
$ 8,180 5.000%, 7/01/33, 144A 7/31 at 100.00 $ 8,482,076
2,745 5.000%, 7/01/37, 144A 7/31 at 100.00 2,802,831
5,785 4.000%, 7/01/42, 144A 7/31 at 100.00 5,256,201
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1
:
6,055 4.500%, 7/01/34 7/25 at 100.00 6,096,026
46,230 0.000%, 7/01/51 7/28 at 30.01 10,662,552
2,260 4.750%, 7/01/53 7/28 at 100.00 2,219,930
108,619 5.000%, 7/01/58 7/28 at 100.00 108,970,795
1,780 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured Cofina Project Series 2019A-2A, 4.550%, 7/01/40
7/28 at 100.00 1,786,433
493 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2, 4.536%, 7/01/53
7/28 at 100.00 467,823
568 Puerto Rico, General Obligation Bonds, Clawback Highway Transportation
Authority Claims Taxable Series 2022, 0.000%, 11/01/51
No Opt. Call 320,788
8,008 Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1,
4.000%, 7/01/41
7/31 at 103.00 7,328,173
821 Puerto Rico, Highway and Transportation Authority Highway Revenue
Bonds, Series 2022, 5.250%, 7/01/36
2/24 at 100.00 825,131
Total Puerto Rico 185,129,028
Rhode Island - 0.1% (0.1% of Total Investments)
21,570 Rhode Island Tobacco Settlement Financing Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2007A, 0.000%, 6/01/52
2/24 at 18.78 3,864,869
Total Rhode Island 3,864,869
South Carolina - 3.4% (2.1% of Total Investments)
21,570 Piedmont Municipal Power Agency, South Carolina, Electric Revenue
Bonds, Series 2004A-2, 0.000%, 1/01/30 - AMBAC Insured
No Opt. Call 17,402,245
7,530 South Carolina Housing Finance and Development Authority, Mortgage
Revenue Bonds, Series 2023B, 4.850%, 7/01/48
7/32 at 100.00 7,704,195
South Carolina Jobs-Economic Development Authority, Hospital Revenue
Bonds, Prisma Health Obligated Group, Series 2018A
:
9,985 (c) 5.000%, 5/01/43, (UB) 5/28 at 100.00 10,259,261
8,560 (c) 5.000%, 5/01/48, (UB) 5/28 at 100.00 8,739,643
4,915 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding & Improvement Series 2015A, 5.000%, 12/01/50
6/25 at 100.00 4,940,220
4,915 (c) South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding & Improvement Series 2015A, 5.000%, 12/01/50,
(UB)
6/25 at 100.00 4,940,220
7,500 (c) South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2016B, 5.000%, 12/01/46, (UB)
12/26 at 100.00 7,608,652
South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2022A
:
5,970 4.000%, 12/01/43 6/32 at 100.00 5,894,369
10,295 5.000%, 12/01/55 6/32 at 100.00 10,738,536
9,155 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Series 2014A, 5.500%, 12/01/54
6/24 at 100.00 9,174,327
2,585 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Series 2015E, 5.250%, 12/01/55
12/25 at 100.00 2,602,436
Total South Carolina 90,004,104

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NZF
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
South Dakota - 0.2% (0.1% of Total Investments)
$ 4,455 South Dakota Health and Educational Facilities Authority, Revenue Bonds,
Sanford Health, Series 2015, 5.000%, 11/01/45
11/25 at 100.00 $ 4,513,674
Total South Dakota 4,513,674
Tennessee - 1.4% (0.8% of Total Investments)
1,000 Bristol Industrial Development Board, Tennessee, State Sales Tax Revenue
Bonds, Pinnacle Project, Series 2016A, 5.125%, 12/01/42, 144A
12/26 at 100.00 906,176
4,000 Chattanooga Health, Educational and Housing Facility Board, Tennessee,
Revenue Bonds, CommonSpirit Health, Series 2019A-1, 4.000%, 8/01/44
8/29 at 100.00 3,843,198
2,395 Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital
Revenue Bonds, Erlanger Health System, Refunding Series 2014A,
5.000%, 10/01/44
10/24 at 100.00 2,398,631
21,500 (c) Metropolitan Government of Nashville and Davidson County Sports
Authority, Tennessee, Revenue Bonds, Stadium Project, Subordinate
Senior Series 2023A, 5.250%, 7/01/53 - AGM Insured, (UB)
1/34 at 100.00 23,759,626
5,000 Metropolitan Nashville Airport Authority, Tennessee, Airport Revenue
Bonds, Subordinate Series 2019B, 5.000%, 7/01/54, (AMT)
7/30 at 100.00 5,164,076
155 The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds,
Series 2006C, 5.000%, 2/01/24
No Opt. Call 155,000
Total Tennessee 36,226,707
Texas - 10.9% (6.7% of Total Investments)
Board of Managers, Joint Guadalupe County-Seguin City Hospital, Texas,
Hospital Mortgage Revenue Bonds, Refunding & Improvement Series
2015
:
3,135 5.250%, 12/01/35 12/25 at 100.00 3,155,268
3,340 5.000%, 12/01/40 12/25 at 100.00 3,223,357
9,000 Carrollton-Farmers Branch Independent School District, Dallas County,
Texas, General Obligation Bonds, School Building Series 2023, 4.000%,
2/15/53
2/33 at 100.00 8,760,803
960 Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II Public
Improvement District Neighborhood Improvement Area 1 Project, Series
2015, 7.250%, 9/01/45
9/24 at 102.00 986,180
1,690 Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II Public
Improvement District Neighborhood Improvement Areas 2-5 Major
Improvement Project, Series 2015, 8.250%, 9/01/40
9/24 at 102.00 1,737,917
Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien,
Series 2015A
:
2,000 (d) 5.000%, 1/01/40, (Pre-refunded 7/01/25) 7/25 at 100.00 2,055,312
3,625 (d) 5.000%, 1/01/45, (Pre-refunded 7/01/25) 7/25 at 100.00 3,725,252
Club Municipal Management District 1, Texas, Special Assessment
Revenue Bonds, Improvement Area 1 Project, Series 2016
:
505 6.250%, 9/01/35 9/24 at 102.00 519,156
480 6.500%, 9/01/46 9/24 at 102.00 492,796
21,000 Crowley Independent School District, Tarrant and Johnson Counties,
Texas, General Obligation Bonds, School Building Series 2023, 4.250%,
2/01/53
2/33 at 100.00 21,270,415
1,000 Fort Bend County Industrial Development Corporation, Texas, Revenue
Bonds, NRG Energy Inc. Project, Series 2012A. RMKT, 4.750%, 5/01/38
3/24 at 100.00 1,000,298
150 Fort Bend County Industrial Development Corporation, Texas, Revenue
Bonds, NRG Energy Inc. Project, Series 2012B, 4.750%, 11/01/42
3/24 at 100.00 150,033

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
$ 10,000 Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal
Revenue Bonds, Citgo Petroleum Corporation Project, Series 1998,
8.000%, 4/01/28, (AMT)
3/24 at 100.00 $ 10,010,723
Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital
Appreciation Refunding Senior Lien Series 2014A
:
295 0.000%, 11/15/41 - AGM Insured 11/31 at 62.66 134,621
590 0.000%, 11/15/42 - AGM Insured 11/31 at 59.73 255,383
1,000 0.000%, 11/15/43 - AGM Insured 11/31 at 56.93 411,164
2,000 0.000%, 11/15/44 - AGM Insured 11/31 at 54.25 781,133
2,600 0.000%, 11/15/45 - AGM Insured 11/31 at 51.48 959,998
4,180 0.000%, 11/15/53 - AGM Insured 11/31 at 33.96 1,000,923
1,920 Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior
Lien Series 2001H, 0.000%, 11/15/37 - NPFG Insured
11/31 at 69.08 950,898
4,565 Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien
Series 2004A-3, 0.000%, 11/15/35 - NPFG Insured
11/24 at 52.47 2,314,294
40,500 Harris County-Houston Sports Authority, Texas, Special Revenue Bonds,
Refunding Senior Lien Series 2001A, 0.000%, 11/15/40 - NPFG Insured
11/30 at 54.04 16,666,244
2,000 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines Inc. Terminal Improvement Project, Refunding Series 2015B-1,
5.000%, 7/15/35, (AMT)
7/25 at 100.00 2,002,720
235 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Terminal E Project, Refunding Series 2014, 5.000%, 7/01/29,
(AMT)
7/24 at 100.00 235,064
2,845 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Terminal E Project, Refunding Series 2020A, 5.000%, 7/01/27,
(AMT)
No Opt. Call 2,878,643
3,750 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Terminal Improvements Project, Refunding Series 2020B-2,
5.000%, 7/15/27, (AMT)
No Opt. Call 3,795,200
Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds,
Convention and Entertainment Project, Series 2001B
:
28,305 0.000%, 9/01/28 - AMBAC Insured No Opt. Call 24,256,513
5,000 0.000%, 9/01/30 - AMBAC Insured No Opt. Call 3,998,745
5,765 0.000%, 9/01/31 - AMBAC Insured No Opt. Call 4,437,056
6,000 (d) Houston, Texas, Water and Sewerage System Revenue Bonds, Refunding
Junior Lien Series 2001B, 5.500%, 12/01/29 - NPFG Insured, (ETM)
No Opt. Call 6,642,075
7,500 (d) Houston, Texas, Water and Sewerage System Revenue Bonds, Refunding
Junior Lien Series 2002A, 5.750%, 12/01/32 - AGM Insured, (ETM)
No Opt. Call 9,468,334
720 Kerrville Health Facilities Development Corporation, Texas, Revenue
Bonds, Sid Peterson Memorial Hospital Project, Series 2015, 5.000%,
8/15/35
8/25 at 100.00 731,204
2,505 Matagorda County Navigation District 1, Texas, Collateralized Revenue
Refunding Bonds, Houston Light and Power Company, Series 1997,
5.125%, 11/01/28 - AMBAC Insured, (AMT)
No Opt. Call 2,634,615
8,630 Mission Economic Development Corporation, Texas, Revenue Bonds,
Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31, (AMT),
144A
2/24 at 103.00 8,577,273
825 (e) New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, NCCD - College Station Properties LLC -
Texas A&M University Project,  Series 2015A, 5.000%, 7/01/47
7/25 at 100.00 748,688
North Texas Tollway Authority, Special Projects System Revenue Bonds,
Convertible Capital Appreciation Series 2011C
:
6,330 (d) 7.000%, 9/01/43, (Pre-refunded 9/01/31) 9/31 at 100.00 7,994,132

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NZF
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
$ 9,130 (d) 6.750%, 9/01/45, (Pre-refunded 9/01/31) 9/31 at 100.00 $ 11,589,139
North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier
Capital Appreciation Series 2008I
:
2,555 (d) 6.200%, 1/01/42, (Pre-refunded 1/01/25) - AGC Insured 1/25 at 100.00 2,625,598
7,000 (d) 6.500%, 1/01/43, (Pre-refunded 1/01/25) 1/25 at 100.00 7,208,978
10,000 North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier, Series 2008D, 0.000%, 1/01/28 - AGC Insured
No Opt. Call 8,822,053
1,570 Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue
Bonds, Series 2014A, 5.000%, 2/01/34
3/24 at 100.00 1,553,636
1,000 (e) Red River Health Facilities Development Corporation, Texas, First
Mortgage Revenue Bonds, Eden Home Inc., Series 2012, 7.250%,
12/15/47
3/24 at 100.00 600,000
855 Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply
Revenue Bonds, Senior Lien Series 2008D, 6.250%, 12/15/26
No Opt. Call 890,477
1,800 Texas Private Activity Bond Surface Transpiration Corporation, Revenue
Bonds, NTE Mobility Partners LLC North Tarrant Express Managed Lanes
Project, Senior Lien Series 2023, 5.500%, 12/31/58, (AMT)
12/33 at 100.00 1,950,643
Texas Private Activity Bond Surface Transpiration Corporation, Senior Lien
Revenue Bonds, NTE Mobility Partners Segments 3 LLC Refunding Series
2023
:
300 5.500%, 6/30/42, (AMT) 6/28 at 103.00 321,772
1,660 5.500%, 6/30/43, (AMT) 6/28 at 103.00 1,778,386
90,930 Texas Private Activity Bond Surface Transporation Corporation, Senior
Lien Revenue Bonds, NTE Mobility Partners Segments 3 LLC Segments 3C
Project, Series 2019, 5.000%, 6/30/58, (AMT)
6/29 at 100.00 92,085,366
3,600 Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds,
First Tier Series 2002A, 0.000%, 8/15/25 - AMBAC Insured
No Opt. Call 3,415,550
Total Texas 291,804,028
Utah - 0.1% (0.1% of Total Investments)
1,945 Box Elder County, Utah, Solid Waste Disposal Revenue Bonds, Promontory
Point Res, LLC, Senior Series 2017A, 8.000%, 12/01/39, (AMT), 144A
12/27 at 100.00 1,925,164
1,755 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2021A, 4.000%, 7/01/51 - AGM Insured, (AMT)
7/31 at 100.00 1,653,062
Total Utah 3,578,226
Virginia - 3.4% (2.1% of Total Investments)
22,405 (c) Chesapeake Bay Bridge and Tunnel District, Virginia, General Resolution
Revenue Bonds, First Tier Series 2016, 5.000%, 7/01/51, (UB)
7/26 at 100.00 22,466,990
12,000 Chesapeake Bay Bridge and Tunnel District, Virginia, General Resolution
Revenue Bonds, First Tier Series 2016, 5.000%, 7/01/51
7/26 at 100.00 12,033,202
540 (d) Embrey Mill Community Development Authority, Virginia, Special
Assessment Revenue Bonds, Series 2015, 5.600%, 3/01/45, (Pre-refunded
3/01/25)
3/25 at 100.00 554,241
2,000 Tobacco Settlement Financing Corporation of Virginia, Tobacco
Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47
2/24 at 100.00 1,891,905
Virginia Small Business Financing Authority, Private Activity Revenue
Bonds, Transform 66 P3 Project, Senior Lien Series 2017
:
8,995 5.000%, 12/31/49, (AMT) 6/27 at 100.00 9,067,484
16,520 5.000%, 12/31/52, (AMT) 6/27 at 100.00 16,616,954
27,570 5.000%, 12/31/56, (AMT) 6/27 at 100.00 27,697,384
Total Virginia 90,328,160

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Washington - 3.3% (2.0% of Total Investments)
$ 770 Central Puget Sound Regional Transit Authority, Washington, Sales Tax
and Motor Vehicle Excise Tax Bonds, Series 1999, 4.750%, 2/01/28 - FGIC
Insured
3/24 at 100.00 $ 781,063
125 Tacoma Consolidated Local Improvement District 65, Washington, Special
Assessment Bonds, Series 2013, 5.750%, 4/01/43
2/24 at 100.00 123,662
6,065 Washington Health Care Facilities Authority, Revenue Bonds, Central
Washington Health Services Association, Refunding Series 2015, 4.000%,
7/01/36
7/25 at 100.00 6,068,480
10,420 (c) Washington Health Care Facilities Authority, Revenue Bonds, MultiCare
Health System, Series 2015A, 5.000%, 8/15/45, (UB)
8/25 at 100.00 10,424,785
10,500 Washington Health Care Facilities Authority, Revenue Bonds, MultiCare
Health System, Series 2017B, 4.000%, 8/15/41
2/28 at 100.00 10,211,046
10,785 (c) Washington Health Care Facilities Authority, Revenue Bonds, Providence
Health & Services, Series 2014C, 5.000%, 10/01/44, (UB)
10/24 at 100.00 10,838,831
21,320 (c) Washington Health Care Facilities Authority, Revenue Bonds, Providence
Health & Services, Series 2014D, 5.000%, 10/01/38, (UB)
10/24 at 100.00 21,322,565
Washington Health Care Facilities Authority, Revenue Bonds, Seattle
Cancer Center Alliance, Series 2020
:
2,000 4.000%, 9/01/45 9/30 at 100.00 1,930,025
14,875 (c) 5.000%, 9/01/55, (UB) 9/30 at 100.00 15,538,297
Washington State Convention Center Public Facilities District, Lodging
Tax Revenue Bonds, Refunding Subordinate Series 2021B.  Exchange
Purchase
:
9,435 4.000%, 7/01/43 7/31 at 100.00 8,964,896
1,675 3.000%, 7/01/48 7/31 at 100.00 1,235,860
1,410 Washington State, Motor Vehicle Fuel Tax General Obligation Bonds,
Series 2003F, 0.000%, 12/01/24 - NPFG Insured
No Opt. Call 1,373,637
Total Washington 88,813,147
West Virginia - 0.4% (0.2% of Total Investments)
6,000 West Virginia Hospital Finance Authority, Hospital Revenue Bonds,
Charleston Area Medical Center, Refunding & Improvement Series 2023B,
6.000%, 9/01/48
9/33 at 100.00 6,956,226
3,500 West Virginia State, General Obligation Bonds, State Road Competitive
Series 2018B, 4.000%, 6/01/42
6/28 at 100.00 3,545,136
Total West Virginia 10,501,362
Wisconsin - 2.2% (1.3% of Total Investments)
25 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Corvian Community School, North Carolina, Series 2017A, 5.000%,
6/15/37, 144A
6/24 at 100.00 23,600
1,000 Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
Envision Science Academy Project, Series 2016A, 5.125%, 5/01/36, 144A
5/26 at 100.00 970,279
Public Finance Authority of Wisconsin, Charter School Revenue Bonds,
North Carolina Charter Educational Foundation Project, Series 2016A
:
5,545 5.000%, 6/15/36, 144A 6/26 at 100.00 4,861,735
4,430 5.000%, 6/15/46, 144A 6/26 at 100.00 3,427,252
Public Finance Authority of Wisconsin, Conference Center and Hotel
Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series
2018A-1
:
80 (e) 0.000%, 1/01/47, 144A No Opt. Call 1,965
70 (e) 0.000%, 1/01/48, 144A No Opt. Call 1,630
69 (e) 0.000%, 1/01/49, 144A No Opt. Call 1,514

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NZF
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Wisconsin (continued)
$ 66 (e) 0.000%, 1/01/50, 144A No Opt. Call $ 1,362
65 (e) 0.000%, 1/01/51, 144A No Opt. Call 1,271
85 (e) 0.000%, 1/01/52, 144A No Opt. Call 1,538
84 (e) 0.000%, 1/01/53, 144A No Opt. Call 1,440
81 (e) 0.000%, 1/01/54, 144A No Opt. Call 1,312
79 (e) 0.000%, 1/01/55, 144A No Opt. Call 1,217
78 (e) 0.000%, 1/01/56, 144A No Opt. Call 1,135
4,225 (e) 5.500%, 7/01/56, 144A 3/28 at 100.00 3,205,196
86 (e) 0.000%, 1/01/57, 144A No Opt. Call 1,186
84 (e) 0.000%, 1/01/58, 144A No Opt. Call 1,094
81 (e) 0.000%, 1/01/59, 144A No Opt. Call 1,014
80 (e) 0.000%, 1/01/60, 144A No Opt. Call 934
79 (e) 0.000%, 1/01/61, 144A No Opt. Call 869
76 (e) 0.000%, 1/01/62, 144A No Opt. Call 800
75 (e) 0.000%, 1/01/63, 144A No Opt. Call 744
73 (e) 0.000%, 1/01/64, 144A No Opt. Call 694
72 (e) 0.000%, 1/01/65, 144A No Opt. Call 642
78 (e) 0.000%, 1/01/66, 144A No Opt. Call 641
935 (e) 0.000%, 1/01/67, 144A No Opt. Call 7,005
Public Finance Authority of Wisconsin, Conference Center and Hotel
Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series
2018B
:
69 (e) 0.000%, 1/01/46, 144A No Opt. Call 1,840
68 (e) 0.000%, 1/01/47, 144A No Opt. Call 1,684
68 (e) 0.000%, 1/01/48, 144A No Opt. Call 1,585
67 (e) 0.000%, 1/01/49, 144A No Opt. Call 1,486
67 (e) 0.000%, 1/01/50, 144A No Opt. Call 1,362
73 (e) 0.000%, 1/01/51, 144A No Opt. Call 1,416
1,874 (e) 3.750%, 7/01/51, 144A 3/28 at 100.00 1,329,121
72 (e) 0.000%, 1/01/52, 144A No Opt. Call 1,310
71 (e) 0.000%, 1/01/53, 144A No Opt. Call 1,227
71 (e) 0.000%, 1/01/54, 144A No Opt. Call 1,148
70 (e) 0.000%, 1/01/55, 144A No Opt. Call 1,072
69 (e) 0.000%, 1/01/56, 144A No Opt. Call 1,007
68 (e) 0.000%, 1/01/57, 144A No Opt. Call 943
67 (e) 0.000%, 1/01/58, 144A No Opt. Call 881
67 (e) 0.000%, 1/01/59, 144A No Opt. Call 833
67 (e) 0.000%, 1/01/60, 144A No Opt. Call 777
66 (e) 0.000%, 1/01/61, 144A No Opt. Call 723
65 (e) 0.000%, 1/01/62, 144A No Opt. Call 679
64 (e) 0.000%, 1/01/63, 144A No Opt. Call 636
64 (e) 0.000%, 1/01/64, 144A No Opt. Call 602
63 (e) 0.000%, 1/01/65, 144A No Opt. Call 562
62 (e) 0.000%, 1/01/66, 144A No Opt. Call 513
808 (e) 0.000%, 1/01/67, 144A No Opt. Call 6,055
500 Public Finance Authority of Wisconsin, Education Revenue Bonds, Corvian
Community School, North Carolina Series 2023A, 6.250%, 6/15/48, 144A
6/33 at 100.00 503,122
1,200 Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds,
National Gypsum Company Project, Refunding Series 2016, 4.000%,
8/01/35, (AMT)
8/26 at 100.00 1,072,703
1,690 (e) Public Finance Authority of Wisconsin, Limited Obligation Grant Revenue
Bonds, American Dream @ Meadowlands Project, Series 2017A, 6.250%,
8/01/27, 144A
No Opt. Call 1,318,200
1,350 Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue
Bonds, American Dream @ Meadowlands Project, Series 2017, 7.000%,
12/01/50, 144A
12/27 at 100.00 1,267,862
160 Public Finance Authority of Wisconsin, Revenue Bonds, Prime Healthcare
Foundation, Inc., Series 2017A, 5.200%, 12/01/37
12/27 at 100.00 163,972

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Wisconsin (continued)
$ 2,905 Public Finance Authority of Wisconsin, Student Housing Revenue Bonds,
Collegiate Housing Foundation - Cullowhee LLC - Western California
University Project, Series 2015A, 5.000%, 7/01/35
7/25 at 100.00 $ 2,916,333
1,000 Public Finance Authority, Wisconsin, Exempt Facilities Revenue Bonds,
Celanese Project, Refunding Series 2016C, 4.300%, 11/01/30
5/26 at 100.00 980,995
1,000 Wisconsin Center District, Dedicated Tax Revenue Bonds, Refunding
Senior Series 2003A, 0.000%, 12/15/31
No Opt. Call 761,273
Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Mercy Alliance, Inc., Series 2012
:
2,105 5.000%, 6/01/32 3/24 at 100.00 2,106,874
2,500 5.000%, 6/01/39 3/24 at 100.00 2,501,567
Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Ascension Health Alliance Senior Credit Group, Series 2016A
:
12,650 5.000%, 11/15/39 5/26 at 100.00 12,913,029
13,080 4.000%, 11/15/46 5/26 at 100.00 12,666,293
1,120 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Dickson Hollow Project. Series 2014, 5.250%, 10/01/39
3/24 at 101.00 1,024,726
4,000 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, ProHealth Care, Inc. Obligated Group, Refunding Series 2015,
5.000%, 8/15/39
8/24 at 100.00 4,001,560
Total Wisconsin 58,074,040
Total Municipal Bonds
(cost $4,074,026,546) 4,221,811,844
Shares Description (a) Value
X –
COMMON STOCKS - 4 .5% ( 2 .8 % of Total Investments) X 120,689,150
Utilities - 4.5% (2.8% of Total Investments)
1,512,547 (i),(j) Energy Harbor Corp $ 120,689,150
Total Utilities 120,689,150
Total Common Stocks
(cost $43,090,878) 120,689,150
Total Long-Term Investments
(cost $4,117,117,424) 4,342,500,994
Floating Rate Obligations - (14.2)% (379,820,000)
MFP Shares, Net - (23.9)%(k) (640,128,859)
VRDP Shares, Net- (25.2)%(l) (673,601,203)
Other Assets & Liabilities, Net -  1.0% 27,131,968
Net Assets Applicable to Common Shares - 100% $ 2,676,082,900

Nuveen Municipal Credit Income Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NZF
the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 4,221,793,736 $ 18,108 $ 4,221,811,844
Common Stocks – 120,689,150 – 120,689,150
Total
$ – $ 4,342,482,886 $ 18,108 $ 4,342,500,994
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(d) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(e) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(f) For fair value measurement disclosure purposes, investment classified as Level 3.
(g) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(h) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(i) On March 1, 2024, Vistra Corp. (“Vistra”) completed its acquisition of Energy Harbor Corp (“ENGH”).  ENGH has been merged into a newly formed subsidiary of Vistra, Vistra Vision.  In connection with the transaction, holders of ENGH common stock received a combination of cash
and membership interests in Vistra Vision.   These Vistra Vision interests were issued in a private transaction and may have reduced secondary market liquidity.
(j) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(k) MFP Shares, Net as a percentage of Total Investments is 14.7%.
(l) VRDP Shares, Net as a percentage of Total Investments is 15.5%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
TSFR
3M CME Term SOFR 3 Month
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD When-issued or delayed delivery security.